UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

ILA PRIME OBLIGATIONS PORTFOLIO

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Bank Notes — 1.6%
Asset-Backed
Bank of America Corp.
$5,000,000	4.22%	08/30/2006	$5,000,000
National City Bank
3,000,000	4.79	01/16/2007	3,000,000

Total Bank Notes			$8,000,000

Commercial Paper and Corporate Obligations — 32.9%
Asset-Backed
Adirondack Ltd.
$4,000,000	4.69%	05/12/2006	$3,978,634
Amstel Funding Corp.
10,000,000	4.44	04/05/2006	9,995,067
1,200,000	4.45	04/10/2006	1,198,665
5,489,000	4.87	06/27/2006	5,424,399
Atlantic Asset Securitization Corp.
10,000,000	4.46	04/10/2006	9,988,850
Atlantis One Funding Corp.
3,500,000	4.50	04/17/2006	3,493,000
7,000,000	4.62	05/09/2006	6,965,863
Cafco LLC
5,000,000	4.70	05/09/2006	4,975,194
2,000,000	4.62	05/11/2006	1,989,733
5,000,000	4.66	05/17/2006	4,970,260
Chariot Funding LLC
5,112,000	4.71	04/17/2006	5,101,299
Citibank Credit Card Issuance Trust (Dakota Corp.)
5,000,000	4.68	05/02/2006	4,979,850
Concord Minutemen Capital Co. LLC
3,550,000	4.67	05/16/2006	3,529,277
CRC Funding LLC
5,000,000	4.69	05/04/2006	4,978,504
Davis Square Funding IV (Delaware) Corp.
2,000,000	4.59	04/03/2006	1,999,490
Davis Square Funding V (Delaware) Corp.
5,000,000	4.59	04/03/2006	4,998,725
Fountain Square Commercial Funding Corp.
3,000,000	4.45	04/07/2006	2,997,775
G Street Finance (Delaware) Corp.
2,000,000	4.86	06/15/2006	1,979,750
George Street Finance LLC
5,000,000	4.76	04/06/2006	4,996,694
10,000,000	4.49	04/12/2006	9,986,281
Govco, Inc.
5,000,000	4.66	05/15/2006	4,971,553
Grampian Funding Ltd.
5,000,000	4.71	05/02/2006	4,979,721
Landale Funding Ltd.
4,500,000	4.71	04/18/2006	4,489,991
Nieuw Amsterdam Receivables Corp.
5,000,000	4.84	06/20/2006	4,946,222
Park Granada LLC
5,000,000	4.69	05/01/2006	4,980,458
5,000,000	4.71	05/08/2006	4,975,796

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations (continued)
Asset-Backed (continued)
Ranger Funding Co. LLC
$5,000,000	4.77%	05/08/2006	$4,975,488
Sierra Madre Funding Ltd.
5,000,000	4.59	04/03/2006	4,998,725
Thames Asset Global Securitization
1,500,000	4.44	04/07/200	6 1,498,890
10,000,000	4.73	04/20/200	6 9,975,036
Three Pillars Funding Corp.
8,096,000	4.79	05/05/2006	8,059,375
Business Credit Institution
General Electric Capital Corp.
5,000,000	4.70	05/10/200	6 4,974,542
Security and Commodity Brokers, Dealers and Services
Bear Stearns & Cos., Inc.
5,000,000	4.83	04/03/200	6 4,998,658

Total Commercial Paper and Corporate Obligations			$167,351,765

Certificates of Deposit — 7.3%
Bank of New York
$3,000,000	3.70%	04/02/2006	$3,000,000
3,000,000	4.76	12/05/2006	3,000,000
Citigroup, Inc.
3,000,000	4.70	05/15/2006	3,000,000
Marshall & Ilsley Bank
4,000,000	3.77	06/19/2006	4,000,000
Suntrust Bank
5,000,000	4.73	11/27/2006	5,000,000
Washington Mutual Bank
10,000,000	4.76	05/10/2006	10,000,000
Wells Fargo & Co.
2,000,000	4.08	07/31/2006	2,000,000
3,000,000	4.74	01/10/2007	3,000,000
2,000,000	4.78	01/24/2007	1,999,516
2,000,000	5.06	02/26/2007	2,000,000

Total Certificates of Deposit			$36,999,516

Government Agency Securities — 6.9%
FHLB(a)
$10,000,000	4.63%	05/16/2006	$9,999,200
5,000,000	4.52	05/02/2006	4,999,448
FNMA(a)
5,000,000	4.67	05/22/2006	4,999,580
10,000,000	4.73	06/07/2006	9,996,773
5,000,000	4.55	04/07/2006	4,998,418

Total Government Agency Securities			$34,993,419

ILA PRIME OBLIGATIONS PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Master Demand Note — 1.9%
Bank of America Securities LLC
$10,000,000	4.95%	05/02/2006	$10,000,000

Variable Rate Obligations(a) — 22.6%
Bank of America Corp.
$3,000,000	4.75%	04/24/2006	$3,000,000
Fifth Third Bank
10,000,000	4.60	04/06/2006	9,999,191
General Electric Capital Corp.
5,000,000	4.79	04/10/2006	5,000,000
Marshall & Ilsley Bank
7,000,000	4.83	05/26/2006	7,000,490
Merrill Lynch & Co., Inc.
10,000,000	4.72	04/04/2006	10,006,931
5,000,000	4.92	04/11/2006	5,007,458
Monumental Life Insurance Co.(b)
20,000,000	4.78	05/01/2006	20,000,000
Morgan Stanley
5,000,000	4.66	04/03/2006	5,000,000
5,000,000	4.96	04/03/2006	5,000,000
Suntrust Bank
5,000,000	4.64	04/10/2006	4,999,580
5,000,000	4.77	04/27/2006	5,000,000
Union Hamilton Special Funding LLC
5,000,000	4.93	06/21/2006	5,000,000
US Bank, NA
10,000,000	4.75	04/28/2006	9,999,013
Variable Funding Capital Corp.
10,000,000	4.58	04/03/2006	10,000,000
Wachovia Asset Securitization, Inc.(b)
10,213,839	4.81	04/25/2006	10,213,839

Total Variable Rate Obligations			$115,226,502

Total Investments Before Repurchase Agreements			$372,571,202

Repurchase Agreements(c) — 26.6%
Citigroup Global Markets, Inc.
$5,000,000	4.93%	04/03/2006	$5,000,000
Maturity Value: $5,002,054
5,000,000	4.97	04/03/2006	5,000,000
Maturity Value: $5,002,071
     Repurchase Agreement issued by Citigroup Global Markets, Inc., with a total amortized cost of $10,000,000 are collateralized by various corporate issues, 2.55% to 7.88%, due 01/20/2009 to 08/15/2012. The aggregate market value of the collateral, including accrued interest, was $10,299,999.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements (continued)
Joint Repurchase Agreement Account II
$125,400,000	4.83%	04/03/2006	$125,400,000
Maturity Value: $125,450,474

Total Repurchase Agreements			$135,400,000

Total Investments — 99.8%			$507,971,202

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)    Variable or floating rate security index is based on either LIBOR or Federal Funds rate.

(b)    Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2006, these securities amounted to $30,213,839 or approximately 5.9% of net assets.

(c)    Unless noted, all repurchase agreements were entered into on March 31, 2006.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations: FHLB — Federal Home Loan Bank FNMA — Federal National Mortgage Association

ILA PRIME OBLIGATIONS PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolio may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolio seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolio, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At March 31, 2006, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $125,400,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,705,000,000	4.81%	04/03/2006	$3,706,485,087

Barclays Capital PLC	500,000,000	4.84	04/03/2006	500,201,667

Barclays Capital PLC	3,000,000,000	4.86	04/03/2006	3,001,215,000

Bear Stearns & Co.	200,000,000	4.80	04/03/2006	200,080,000

Deutsche Bank Securities, Inc.	200,000,000	4.85	04/03/2006	200,080,833

Greenwich Capital Markets	500,000,000	4.83	04/03/2006	500,201,250

J.P. Morgan Securities, Inc.	500,000,000	4.82	04/03/2006	500,200,833

Morgan Stanley & Co.	1,060,000,000	4.82	04/03/2006	1,060,425,767

UBS Securities LLC	1,800,000,000	4.83	04/03/2006	1,800,724,500

UBS Securities LLC	150,000,000	4.87	04/03/2006	150,060,875

Wachovia Capital Markets	250,000,000	4.85	04/03/2006	250,101,042

Wachovia Capital Markets	300,000,000	4.87	04/03/2006	300,121,750

TOTAL	$12,165,000,000			$12,169,898,604

At March 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bills, 0.00%, due 09/28/2006; Federal Farm Credit Bank, 5.63%, due 10/20/2015; Federal Home Loan Bank, 0.00% to 5.65%, due 04/20/2006 to 01/22/2016; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 09/1/2006 to 04/1/2036; Federal National Mortgage Association, 0.00% to 11.00%, due 01/1/2007 to 04/1/2036 and Government National Mortgage Association, 5.50% to 6.00%, due 01/20/2036 to 03/15/2036. The aggregate market value of the collateral, including accrued interest, was $12,397,822,251.

Other information regarding the Portfolios are available in the Portfolios’ most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

ILA MONEY MARKET PORTFOLIO

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations — 37.8%
Asset-Backed
Adirondack Corp.
$10,000,000	4.60%	04/05/2006	$9,994,889
Altius I Funding Corp.
10,000,000	4.59	04/25/2006	9,969,400
Atlantis One Funding Corp.
25,000,000	4.47	04/12/2006	24,965,854
25,000,000	4.62	05/09/2006	24,878,083
Austra Corp.
10,000,000	4.69	05/02/2006	9,959,657
Cafco LLC
20,000,000	4.62	05/11/2006	19,897,333
40,000,000	4.66	05/17/2006	39,762,078
Chariot Funding LLC
20,000,000	4.71	04/17/2006	19,958,133
CRC Funding LLC
20,000,000	4.69	05/04/2006	19,914,017
40,000,000	4.66	05/17/2006	39,762,078
Crown Point Capital Co. LLC
6,000,000	4.84	06/13/2006	5,941,114
Davis Square Funding III (Delaware) Corp.
20,000,000	4.70	04/28/2006	19,929,500
Davis Square Funding IV (Delaware) Corp.
15,000,000	4.59	04/03/2006	14,996,175
George Street Finance LLC
32,315,000	4.76	04/06/2006	32,293,636
Grampian Funding Ltd.
25,000,000	4.50	04/19/2006	24,943,750
Jupiter Securitization Corp.
6,348,000	4.46	04/10/2006	6,340,930
Nieuw Amsterdam Receivables Corp.
12,550,000	4.84	06/20/2006	12,415,018
Park Granada LLC
33,150,000	4.69	05/01/2006	33,020,439
22,222,000	4.71	05/08/2006	22,114,427
Ranger Funding Co. LLC
65,000,000	4.77	05/08/2006	64,681,338
Thames Asset Global Securitization
30,000,000	4.50	04/18/2006	29,936,250
25,000,000	4.73	04/20/2006	24,937,590
12,098,000	4.72	05/08/2006	12,039,311
Ticonderoga Funding LLC
29,991,000	4.79	04/11/2006	29,951,095
Variable Funding Capital Corp.
13,772,000	4.77	05/05/2006	13,709,957
Commercial Banks
Bank of America Corp.
25,000,000	4.70	05/09/2006	24,875,920
Depfa Bank Europe PLC
27,000,000	4.66	05/16/2006	26,842,725
Irish Life & Permanent PLC
10,000,000	4.50	04/13/2006	9,985,000
20,000,000	4.86	06/15/2006	19,797,500
Norddeutsche Landesbank Girozentrale
25,000,000	4.70	05/09/2006	24,876,104

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations (continued)
Insurance Carriers
ING Funding LLC
$50,000,000	4.54%	04/18/2006	$49,892,805
23,000,000	4.65	05/12/2006	22,878,196
Security and Commodity Brokers, Dealers and Services
Bear Stearns & Cos., Inc.
20,000,000	4.83	04/03/2006	19,994,633

Total Commercial Paper and Corporate Obligations			$765,454,935

Certificate of Deposit — 0.5%
Toronto-Dominion Bank
$10,000,000	3.75%	06/01/2006	$10,000,041

Certificates of Deposit-Eurodollar — 1.5%
Alliance & Leicester PLC
$17,000,000	4.74%	01/09/2007	$16,998,725
Societe Generale
13,000,000	4.75	12/04/2006	13,000,000

Total Certificates of Deposit-Eurodollar			$29,998,725

Certificates of Deposit-Yankeedollar — 5.2%
Barclays Bank PLC
$10,000,000	4.77%	12/05/2006	$10,000,000
Credit Suisse First Boston, Inc.
10,000,000	4.80	01/12/2007	10,000,000
Depfa Bank PLC
26,000,000	4.72	04/20/2006	26,000,000
30,000,000	4.75	05/10/2006	30,000,000
Deutsche Bank AG
10,000,000	4.10	07/31/2006	10,000,000
Fortis Bank
5,000,000	3.70	05/10/2006	4,999,974
Royal Bank of Canada
9,000,000	4.25	08/31/2006	9,000,000
Toronto-Dominion Bank
5,000,000	3.70	05/10/2006	5,000,000

Total Certificates of Deposit-Yankeedollar			$104,999,974

Master Demand Note — 1.3%
Bank of America Securities LLC
$25,000,000	4.95%	05/02/2006	$25,000,000

U.S. Government Agency Obligations(a) — 3.7%
FHLB
$20,000,000	4.52%	05/02/2006	$19,997,793
FNMA
30,000,000	4.67	05/22/2006	29,997,477

ILA Money Market Portfolio

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations (continued)
FNMA
$25,000,000	4.73%	06/07/2006	$24,991,933

Total U.S. Government Agency Obligations			$74,987,203

Variable Rate Obligations(a) — 22.1%
Australia and New Zealand Banking Group Ltd.
$4,000,000	4.78%	04/24/2006	$4,000,000
Bank of Ireland
20,000,000	4.75	04/20/2006	20,000,000
Barclays Bank PLC
10,000,000	4.72	04/21/2006	9,999,614
40,000,000	4.74	04/24/2006	39,994,964
BNP Paribas SA
70,000,000	4.69	04/18/2006	69,996,607
Commonwealth Bank of Australia
2,000,000	4.78	04/24/2006	2,000,000
Credit Suisse First Boston, Inc.
35,000,000	4.93	06/26/2006	35,000,000
General Electric Capital Corp.
15,000,000	4.79	04/10/2006	15,000,000
HBOS Treasury Services PLC
25,000,000	4.84	05/22/2006	25,000,000
Merrill Lynch & Co., Inc.
10,000,000	4.72	04/04/2006	10,006,931
40,000,000	4.82	04/21/2006	40,027,800
Monumental Life Insurance Co.(b)
25,000,000	4.78	04/01/2006	25,000,000
Nationwide Building Society
46,700,000	5.01	06/12/2006	46,741,980
New York Life Insurance Co.(b)
10,000,000	4.59	04/01/2006	10,000,000
25,000,000	4.60	04/01/2006	25,000,000
Royal Bank of Scotland Group PLC
20,000,000	4.72	04/19/2006	19,997,787
Skandinaviska Enskilda Banken AB
10,000,000	4.68	04/10/2006	10,000,000
Societe Generale
15,000,000	4.60	04/03/2006	15,000,000
Unicredito Italiano SPA
10,000,000	4.92	06/30/2006	9,999,142
Union Hamilton Special Funding LLC
15,000,000	4.93	06/21/2006	15,000,000

Total Variable Rate Obligations			$447,764,825

Total Investments Before Repurchase Agreements			$1,458,205,703

Repurchase Agreements(c) — 27.8%
Citigroup Global Markets, Inc.
$20,000,000	4.93%	04/03/2006	$20,000,000
Maturity Value: $20,008,217

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements (continued)
Citigroup Global Markets, Inc. (continued)
$20,000,000	4.97%	04/03/2006	$20,000,000
Maturity Value: $20,008,283
     Repurchase Agreement issued by Citigroup Global Markets, Inc., with a total amortized cost of $40,000,000 are collateralized by various corporate issues, 0.00% to 5.55%, due 07/02/2014 to 04/10/2038. The aggregate market value of the collateral, including accrued interest, was $41,873,867.

Joint Repurchase Agreement Account II
522,500,000	4.83	04/03/2006	522,500,000
Maturity Value: $522,710,393

Total Repurchase Agreements			$562,500,000

Total Investments — 99.9%			$2,020,705,703

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)    Variable or floating rate security index is based on the LIBOR rate.

(b)    Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2006, these securities amounted to $60,000,000 or approximately 2.9% of net assets.

(c)    Unless noted, all repurchase agreements were entered into on March 31, 2006. Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities. For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations: FHLB — Federal Home Loan Bank FNMA — Federal National Mortgage Association

ILA MONEY MARKET PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolio may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolio seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolio, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At March 31, 2006, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $522,500,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,705,000,000	4.81%	04/03/2006	$3,706,485,087

Barclays Capital PLC	500,000,000	4.84	04/03/2006	500,201,667

Barclays Capital PLC	3,000,000,000	4.86	04/03/2006	3,001,215,000

Bear Stearns & Co.	200,000,000	4.80	04/03/2006	200,080,000

Deutsche Bank Securities, Inc.	200,000,000	4.85	04/03/2006	200,080,833

Greenwich Capital Markets	500,000,000	4.83	04/03/2006	500,201,250

J.P. Morgan Securities, Inc.	500,000,000	4.82	04/03/2006	500,200,833

Morgan Stanley & Co.	1,060,000,000	4.82	04/03/2006	1,060,425,767

UBS Securities LLC	1,800,000,000	4.83	04/03/2006	1,800,724,500

UBS Securities LLC	150,000,000	4.87	04/03/2006	150,060,875

Wachovia Capital Markets	250,000,000	4.85	04/03/2006	250,101,042

Wachovia Capital Markets	300,000,000	4.87	04/03/2006	300,121,750

TOTAL	$12,165,000,000			$12,169,898,604

At March 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bills, 0.00%, due 09/28/2006; Federal Farm Credit Bank, 5.63%, due 10/20/2015; Federal Home Loan Bank, 0.00% to 5.65%, due 04/20/2006 to 01/22/2016; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 09/1/2006 to 04/1/2036; Federal National Mortgage Association, 0.00% to 11.00%, due 01/1/2007 to 04/1/2036 and Government National Mortgage Association, 5.50% to 6.00%, due 01/20/2036 to 03/15/2036. The aggregate market value of the collateral, including accrued interest, was $12,397,822,251.

Other information regarding the Portfolios are available in the Portfolios’ most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

ILA GOVERNMENT PORTFOLIO

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations — 39.5%
FHLB(a)
$5,000,000	4.57%		08/02/2006	$4,998,999
2,000,000	4.67		08/21/2006	1,999,537
1,000,000	4.40		04/04/2007	999,630
FHLMC
1,000,000	4.48		11/01/2006	973,369
500,000	4.49		11/14/2006	485,844
1,000,000	4.83	(a)	12/27/2006	999,644
3,000,000	4.80	(a)	06/22/2007	2,998,747
FNMA
8,800,000	4.67	(a)	05/22/2006	8,799,220
1,000,000	2.50		06/15/2006	997,550
2,000,000	4.55	(a)	09/07/2006	1,999,367
2,000,000	4.73	(a)	09/07/2006	1,999,355
1,000,000	3.63		11/17/2006	993,242
2,000,000	4.81	(a)	12/22/2006	1,999,142
3,000,000	4.79	(a)	06/21/2007	2,998,572

Total U.S. Government Agency Obligations				$33,242,218

Total Investments Before Repurchase Agreements				$33,242,218

Repurchase Agreements(b) — 60.3%
Deutsche Bank Securities, Inc.
$3,000,000	4.50%		04/10/2006	$3,000,000
Maturity Value: $3,033,750
Dated: 01/10/2006
Collateralized by U.S. Treasury Bonds 11.75%, due 11/15/2014, and U.S. Treasury Notes 2.75%, due 08/15/2007. The aggregate market value of the collateral, including accrued interest, was $3,060,535.
Joint Repurchase Agreement Account II
45,800,000	4.83		04/03/2006	45,800,000
Maturity Value: $45,818,435
UBS Securities LLC
2,000,000	4.59		04/07/2006	2,000,000
Maturity Value: $2,011,475
Dated: 02/21/2006
Collateralized by Federal Home Loan Mortgage Association, 5.00%, due 03/01/2021. The aggregate market value of the collateral, including accrued interest, was $2,040,292.

Total Repurchase Agreements				$50,800,000

Total Investments — 99.8%				$84,042,218

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)    Variable or floating rate security index is based on the LIBOR rate.

(b)    Unless noted, all repurchase agreements were entered into on March 31, 2006.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities. For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:

FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association

ILA GOVERNMENT PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolio may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolio seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolio, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At March 31, 2006, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $45,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,705,000,000	4.81%	04/03/2006	$3,706,485,087

Barclays Capital PLC	500,000,000	4.84	04/03/2006	500,201,667

Barclays Capital PLC	3,000,000,000	4.86	04/03/2006	3,001,215,000

Bear Stearns & Co.	200,000,000	4.80	04/03/2006	200,080,000

Deutsche Bank Securities, Inc.	200,000,000	4.85	04/03/2006	200,080,833

Greenwich Capital Markets	500,000,000	4.83	04/03/2006	500,201,250

J.P. Morgan Securities, Inc.	500,000,000	4.82	04/03/2006	500,200,833

Morgan Stanley & Co.	1,060,000,000	4.82	04/03/2006	1,060,425,767

UBS Securities LLC	1,800,000,000	4.83	04/03/2006	1,800,724,500

UBS Securities LLC	150,000,000	4.87	04/03/2006	150,060,875

Wachovia Capital Markets	250,000,000	4.85	04/03/2006	250,101,042

Wachovia Capital Markets	300,000,000	4.87	04/03/2006	300,121,750

TOTAL	$12,165,000,000			$12,169,898,604

At March 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bills, 0.00%, due 09/28/2006; Federal Farm Credit Bank, 5.63%, due 10/20/2015; Federal Home Loan Bank, 0.00% to 5.65%, due 04/20/2006 to 01/22/2016; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 09/1/2006 to 04/1/2036; Federal National Mortgage Association, 0.00% to 11.00%, due 01/1/2007 to 04/1/2036 and Government National Mortgage Association, 5.50% to 6.00%, due 01/20/2036 to 03/15/2036. The aggregate market value of the collateral, including accrued interest, was $12,397,822,251.

Other information regarding the Portfolios are available in the Portfolios’ most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

ILA TREASURY OBLIGATIONS PORTFOLIO

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations — 15.5%
United States Treasury Bills
$75,000,000	4.60%	04/13/2006	$74,885,125
75,000,000	4.56	04/27/2006	74,753,271

Total U.S. Treasury Obligations			$149,638,396

Total Investments Before Repurchase Agreements			$149,638,396

Repurchase Agreements(a) — 77.1%
Joint Repurchase Agreement Account I
$630,000,000	4.51%	04/03/2006	$630,000,000
Maturity Value: $630,236,775
UBS Securities LLC
28,400,000	4.53	04/03/2006	28,400,000
Maturity Value: $28,410,721
Collateralized by U.S. Treasury Note, 4.38%, due 02/15/2010. The market value, including accrued interest, was $28,989,458.
28,000,000	4.59	05/10/2006	28,000,000
Maturity Value: $28,274,890
Dated: 02/22/2006
Collateralized by U.S. Treasury Bond, 10.38%, due 01/15/2012 and U.S. Treasury Note, 3.50%, due 02/15/2009. The aggregate market value of the collateral, including accrued interest, was $28,557,577.
25,000,000	4.75	06/12/2006	25,000,000
Maturity Value: $25,286,979
Dated: 03/17/2006
     Collateralized by U.S. Treasury Bond, 10.63%, due 08/15/2015, U.S. Treasury Note, 3.63%, due 05/15/2013, and U.S. Treasury STRIPS, 3.00% to 14.00%, due 05/15/2006 to 02/15/2015. The aggregate market value, including accrued interest, was $25,490,853.

18,000,000	4.82	02/05/2007	18,000,000
Maturity Value: $18,870,010
Dated: 02/09/2006
Collateralized by U.S. Treasury Notes, 3.13% to 4.00%, due 09/15/2008 to 03/15/2010. The aggregate market value of the collateral, including accrued interest, was $18,374,892.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements (continued)
UBS Securities LLC
$15,000,000	5.08%	03/26/2007	$15,000,000
Maturity Value: $15,766,233
Dated: 03/29/2006
Collateralized by U.S. Treasury STRIPS, 9.88%, due 01/15/2015. The market value, including accrued interest, was $15,318,954.

Total Repurchase Agreements			$744,400,000

Total Investments — 92.6%			$894,038,396

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)    Unless noted, all repurchase agreements were entered into on March 31, 2006.

Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

ILA TREASURY OBLIGATIONS PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolio may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolio seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolio, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At March 31, 2006, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $630,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$1,300,000,000	4.50%	04/03/2006	$1,300,487,500

Banc of America Securities LLC	250,000,000	4.48	04/03/2006	250,093,333

Barclays Capital PLC	500,000,000	4.45	04/03/2006	500,185,417

Deutsche Bank Securities, Inc.	300,000,000	4.60	04/03/2006	300,115,000

J.P. Morgan Securities, Inc.	495,000,000	4.47	04/03/2006	495,184,387

Morgan Stanley & Co.	1,100,000,000	4.50	04/03/2006	1,100,412,500

UBS Securities LLC	700,000,000	4.58	04/03/2006	700,267,167

TOTAL	$4,645,000,000			$4,646,745,304

At March 31, 2006, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 06/8/2006 to 09/28/2006; U.S. Treasury Bonds 9.25% to 14.00%, due 01/15/2012 to 11/15/2014; U.S. Treasury Bonds Callable, 0.00%, due 11/15/2014; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 05/15/2007; U.S. Treasury Notes, 2.00% to 7.00%, due 04/30/2006 to 11/15/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 3.00%, due 05/15/2006 to 02/15/2016. The aggregate market value of the collateral, including accrued interest, was $4,740,760,893.

Other information regarding the Portfolios are available in the Portfolios’ most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

ILA TREASURY INSTRUMENTS PORTFOLIO

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations — 100.3%
United States Treasury Bills
$1,400,000	4.38%	04/13/2006	$1,397,958
40,000,000	4.53	04/20/2006	39,904,367
18,700,000	4.57	04/20/2006	18,654,896
80,000,000	4.60	04/27/2006	79,734,511
129,700,000	4.62	04/27/2006	129,267,234
58,400,000	4.45	05/25/2006	58,010,180
13,600,000	4.47	05/25/2006	13,508,812
20,000,000	4.48	06/15/2006	19,813,542
20,000,000	4.49	06/15/2006	19,812,917
5,000,000	4.50	06/15/2006	4,953,125

Total U.S. Treasury Obligations			$385,057,542

Total Investments — 100.3%			$385,057,542

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent the annualized yield on date of purchase for discounted securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

ILA TREASURY INSTRUMENTS PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Other information regarding the Portfolios are available in the Portfolios’ most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

ILA FEDERAL PORTFOLIO

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations — 106.1%
FFCB
$20,000,000	4.50	%(a)	04/01/2006	$19,997,702
25,000,000	4.52	(a)	04/01/2006	24,995,281
50,000,000	4.53	(a)	04/01/2006	49,996,696
25,000,000	4.56	(a)	04/01/2006	24,999,873
30,000,000	4.55	(a)	04/03/2006	29,999,786
27,000,000	4.60		04/03/2006	26,993,100
30,000,000	4.73	(a)	04/03/2006	29,992,059
15,000,000	4.77	(a)	04/03/2006	14,996,899
39,950,000	4.58	(a)	04/04/2006	39,948,630
52,000,000	4.53	(a)	04/05/2006	51,988,914
10,000,000	4.59	(a)	04/06/2006	10,001,295
3,000,000	4.47		04/07/2006	2,997,765
25,000,000	4.54	(a)	04/09/2006	24,995,476
50,000,000	4.63	(a)	04/11/2006	50,000,000
12,500,000	4.65	(a)	04/17/2006	12,498,714
12,500,000	4.68	(a)	04/20/2006	12,498,808
25,000,000	4.53		04/21/2006	24,937,083
40,000,000	4.71	(a)	04/22/2006	39,996,014
4,000,000	4.69	(a)	04/23/2006	3,999,374
25,000,000	4.55		04/27/2006	24,917,847
25,000,000	4.57		05/08/2006	24,882,576
25,000,000	4.59		05/15/2006	24,859,750
FHLB
100,000,000	4.50	(a)	04/03/2006	99,950,409
85,000,000	4.62		04/03/2006	84,978,183
100,000,000	4.63		04/03/2006	99,974,278
86,200,000	4.65		04/03/2006	86,177,732
25,000,000	4.40	(a)	04/04/2006	24,990,760
112,000,000	4.60		04/04/2006	111,957,067
55,000,000	4.62		04/04/2006	54,978,825
110,000,000	4.40	(a)	04/06/2006	109,945,742
150,000,000	4.66		04/06/2006	149,903,021
25,000,000	4.66		04/17/2006	24,948,222
60,000,000	4.39		04/19/2006	59,868,300
59,600,000	4.48		04/19/2006	59,466,496
38,400,000	4.63		04/19/2006	38,311,104
75,000,000	4.65		04/19/2006	74,825,813
175,000,000	4.41		04/21/2006	174,571,389
87,500,000	4.66		04/21/2006	87,273,715
25,000,000	4.67	(a)	04/21/2006	24,994,208
50,000,000	4.68		04/26/2006	49,837,674
100,000,000	4.57	(a)	05/02/2006	99,986,881
95,000,000	4.52		05/10/2006	94,535,331
35,000,000	4.52		05/12/2006	34,819,828
10,000,000	4.53		05/12/2006	9,948,408
25,000,000	4.63	(a)	05/16/2006	24,997,999
115,000,000	4.54		05/17/2006	114,333,607
10,855,000	2.88		05/22/2006	10,830,847
30,000,000	4.70	(a)	06/01/2006	29,996,764
28,000,000	4.77	(a)	06/13/2006	27,996,112
60,000,000	4.68		06/14/2006	59,423,417
20,000,000	4.79	(a)	06/15/2006	19,994,288
23,000,000	4.69		06/16/2006	22,772,517
25,000,000	4.81	(a)	06/22/2006	24,993,754
50,000,000	4.84	(a)	06/29/2006	49,986,303

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations (continued)
FHLB (continued)
$20,000,000	2.95%		09/14/2006	$19,853,622
10,000,000	4.88		11/15/2006	10,009,407
4,000,000	2.34		12/18/2006	3,933,002
13,500,000	3.88		12/20/2006	13,425,436
23,245,000	3.80		12/22/2006	23,100,616
4,000,000	3.03		12/29/2006	3,952,409
5,500,000	3.50		01/18/2007	5,450,122
11,000,000	4.00		01/23/2007	10,926,761
4,600,000	4.63		01/23/2007	4,596,200
9,500,000	4.63		01/30/2007	9,492,066
10,000,000	4.88		02/15/2007	9,989,721
30,000,000	4.89		03/05/2007	29,923,293
Tennessee Valley Authority
75,000,000	4.42		04/06/2006	74,953,958
25,000,000	4.61		04/06/2006	24,983,993
20,000,000	4.67		04/06/2006	19,987,028
United States Treasury Bills
180,000,000	4.69	(b)	04/17/2006	179,672,400
6,900,000	4.59		04/20/2006	6,883,303

Total U.S. Government Agency Obligations				$3,063,195,973

Total Investments — 106.1%				$3,063,195,973

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)    Variable or floating rate security index is based on either LIBOR or Prime lending rate.

(b)    All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank

ILA FEDERAL PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Forward Commitment Transactions — The Portfolio may enter into forward commitments. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Portfolio is required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet their obligations with respect to the terms of the transaction.

Other information regarding the Portfolios are available in the Portfolios’ most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama — 2.0%
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
$2,680,000	3.18%	04/06/2006	$2,680,000
Birmingham GO VRDN Capital Improvement Series 2004 A (AMBAC) (Southtrust Bank N.A. SPA) (A-1+/P-1)
4,840,000	3.22	04/06/2006	4,840,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
21,000,000	3.18	04/03/2006	21,000,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
7,000,000	3.23	04/06/2006	7,000,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
15,200,000	3.18	04/03/2006	15,200,000
Parrish IDRB VRDN PCRB for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
4,200,000	3.18	04/03/2006	4,200,000

			$54,920,000

Alaska — 0.8%
Alaska State Housing Finance Corp. VRDN RB for Housing Development Series 2000 B (A-1+/VMIG1)
6,405,000	3.19	04/06/2006	6,405,000
Alaska State Housing Finance Corp. VRDN RB Spears Series 2005 DB-131 (FGIC) (Deutsche Bank A.G. SPA) (F1+)(a)
4,965,000	3.21	04/06/2006	4,965,000
Alaska State Housing Finance Corp. VRDN RB Spears Series 2005 DB-140 (MBIA) (Deutsche Bank A.G. SPA) (F1+)(a)
10,655,000	3.21	04/06/2006	10,655,000

			$22,025,000

Arizona — 0.6%
Arizona Water Infrastructure Finance Authority VRDN RB P-Floats-PT 3384 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(a)
6,860,000	3.17	04/06/2006	6,860,000
Phoenix Civic Improvement Corp. Excise Tax VRDN RB CTFS Macon Trust Series L (FGIC) (Bank of America N.A. SPA) (VMIG1)(a)
4,675,000	3.21	04/06/2006	4,675,000
Salt River Agricultural Project CP Series S-B (Bank of America, Citibank N.A., JP Morgan Chase & Co., M&I Bank and Wells Fargo Bank SPA) (A-1+/P-1)
3,000,000	3.24	04/05/2006	3,000,000
2,000,000	3.15	05/09/2006	2,000,000

			$16,535,000

California — 2.5%
California State GO VRDN Series 2006-391 (AMBAC-TCRS) (Morgan Stanley SPA) (VMIG1)(a)
9,995,000	3.18	04/06/2006	9,995,000
California State Public Works Board Lease VRDN RB P-Floats-PT 3289 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(a)
7,945,000	3.21	04/06/2006	7,945,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
California State RB RANS Series 2005 (SP-1+/MIG1)
$10,000,000	4.50%	06/30/2006	$10,035,534
California State Resource Recovery GO VRDN ROCS RR-II-R 6013 Series 2004 (FGIC) (Citibank N.A. SPA) (A-1+)(a)
10,750,000	3.20	04/06/2006	10,750,000
California Statewide Communities Development Authority VRDN RB Series 2004 J (JP Morgan Chase & Co. SPA) (A-1)
24,600,000	3.17	04/05/2006	24,600,000
Los Angeles Unified School District GO VRDN Merlots Series 2003 B12 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,175,000	3.20	04/05/2006	4,175,000

			$67,500,534

Colorado — 2.8%
Adams & Arapahoe Counties Joint School District 28J GO VRDN P-Floats-PT 3367 Series 2006 (MBIA) (Depfa Bank PLC SPA) (F1+)(a)
3,390,000	3.21	04/06/2006	3,390,000
Boulder County Open Space for Capital Improvement Trust Fund VRDN RB ROCS II-340 Series 2005 (FSA) (Citibank N.A. SPA) (A-1+/VMIG1)(a)
5,800,000	3.21	04/06/2006	5,800,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-3 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
8,790,000	3.22	04/05/2006	8,790,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-6 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
17,100,000	3.17	04/05/2006	17,100,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health System Series 2002 (A-1+/VMIG1)
10,000,000	3.22	04/05/2006	10,000,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-2 (Bayerische Landesbank SPA) (A-1+/VMIG1)
18,740,000	3.22	04/05/2006	18,740,000
Colorado Springs Utilities Commission VRDN RB ROCS RR-II-R 405 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
5,000,000	3.21	04/06/2006	5,000,000
Denver City & County VRDN P-Floats-PT-2043 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)(a)
3,465,000	3.21	04/06/2006	3,465,000
Platte River Power Authority Electric VRDN RB Sub Lien Series 1993 S-1 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
5,000,000	3.17	04/05/2006	5,000,000

			$77,285,000

Connecticut — 0.2%
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Eagle Tax-Exempt Trust Series 2002-6027 Class A (Citibank N.A. SPA) (A-1+)(a)
4,000,000	3.20	04/06/2006	4,000,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida — 3.9%
Broward County GO VRDN Merlots Series 2004 B09 (Wachovia Bank N.A. SPA) (A-1+)(a)
$5,610,000	3.21%	04/05/2006	$5,610,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (FNMA LOC) (VMIG1)
5,500,000	3.16	04/05/2006	5,500,000
Broward County Housing Finance Authority VRDN MF Hsg. RB Refunding for Island Club Apartments Series 2001 A (FHLMC LOC) (A-1+)
2,500,000	3.19	04/06/2006	2,500,000
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC) (A-1/P-1)
20,000,000	3.28	04/05/2006	20,000,000
10,000,000	3.15	04/07/2006	10,000,000
Florida State Department of Environmental Protection Preservation VRDN RB P-Floats-PT 1897 Series 2003 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,655,000	3.21	04/06/2006	8,655,000
Florida State Department of Transportation Turnpike VRDN RB Series 2005-1128 (Morgan Stanley SPA) (VMIG1)(a)
5,211,000	3.20	04/06/2006	5,211,000
Highlands County Health Facilities Authority VRDN RB Refunding for Hospital Adventist Health Series 2006 B (FGIC) (Dexia Credit Local LOC) (A-1+/VMIG1)
7,000,000	3.25	04/06/2006	7,000,000
Jacksonville Electric Authority CP Series 2000 A (Westdeutsche Landesbank LOC) (A-1+)
2,500,000	3.30	05/22/2006	2,500,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB P-Floats-PT 2173 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,180,000	3.21	04/06/2006	4,180,000
Kissimmee Utility Authority CP Series 2006 (JP Morgan Chase & Co. SPA) (P-1)
6,500,000	3.30	05/15/2006	6,500,000
Miami Dade County Water & Sewer VRDN RB Series 2005 (FSA) (JP Morgan Chase & Co. Bank SPA) (A-1+/VMIG1)
17,800,000	3.17	04/06/2006	17,800,000
Orange County Educational Facilities Authority VRDN RB for Rollins College Project Series 2001 (Bank of America N.A. LOC) (VMIG1)
3,305,000	3.18	04/03/2006	3,305,000
Orange County School Board VRDN RB ROCS RR-II-R 7020 Series 2006 (FGIC) (Citibank N.A. SPA) (VMIG1)(a)
5,790,000	3.21	04/06/2006	5,790,000
Sunshine State Government Finance CP Series 2005 H (JP Morgan Chase & Co. SPA) (A-1+/P-1)
2,090,000	3.23	04/05/2006	2,090,000

			$106,641,000

Georgia — 1.7%
Burke County Development Authority VRDN PCRB for Georgia Power Co. Plant Vogtle Series 1992 (A-1/VMIG1)
2,500,000	3.18	04/03/2006	2,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia (continued)
Dekalb County Hospital Authority Anticipation Certificates VRDN RB for Dekalb Medical Center, Inc. Project Series 2005 (SunTrust Bank LOC) (VMIG1)
$3,310,000	3.18%	04/05/2006	$3,310,000
Fulco Hospital Authority VRDN RANS for Peidmont Hospital Project Series 1999 (SunTrust Bank SPA) (A-1+/VMIG1)
7,940,000	3.17	04/05/2006	7,940,000
Fulton County Development Authority VRDN RB for Piedmont Healthcare, Inc. Series 2005 (SunTrust Bank SPA) (A-1+/VMIG1)
5,000,000	3.18	04/05/2006	5,000,000
Fulton Hospital Authority VRDN RB P-Floats-PT 093 Series 2005 (FSA) (Svenska Handelsbanken SPA) (F1+)(a)
5,000,000	3.21	04/06/2006	5,000,000
Georgia State GO VRDN P-Floats-PT 2227 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
9,450,000	3.20	04/06/2006	9,450,000
Georgia State GO VRDN P-Floats-PT 2228 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
4,090,000	3.20	04/06/2006	4,090,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 B (Bayerische and Westdeutsche Landesbank LOC) (A-1+/VMIG1)
7,500,000	3.17	04/05/2006	7,500,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
1,300,000	3.23	04/03/2006	1,300,000

			$46,090,000

Hawaii — 0.2%
ABN AMRO Munitops Certificate Trust VRDN RB for Hawaii Non-AMT Single Series 2005-37 (FGIC) (ABN Amro Bank N.V. SPA) (F1+)(a)
5,000,000	3.22	04/06/2006	5,000,000

Illinois — 12.2%
Chicago Board of Education GO VRDN Merlots Series 2005 A-15 (AMBAC) (Bank of New York SPA) (VMIG1)(a)
2,990,000	3.21	04/05/2006	2,990,000
Chicago GO VRDN Series 2002 B (FGIC) (Landesbank-Baden Wurttemberg SPA) (A-1+/VMIG1)
6,000,000	3.19	04/06/2006	6,000,000
Chicago Metropolitan Water Reclamation District GO VRDN Refunding Series 2002 A (Bank of America and Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
22,200,000	3.18	04/05/2006	22,200,000
Chicago VRDN Merlots Series 2003 A43 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
6,995,000	3.21	04/05/2006	6,995,000
Chicago Wastewater Transmission VRDN RB Merlots Series 2001 A-125 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
1,000,000	3.21	04/05/2006	1,000,000
Cook County GO VRDN Capital Improvement Series 2002 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
86,000,000	3.20	04/05/2006	86,000,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Cook County GO VRDN Capital Improvement Series 2004 E (Depfa Bank PLC SPA) (A-1+/VMIG1)
$10,100,000	3.20%	04/06/2006	$10,100,000
Cook County GO VRDN P-Floats-PT 2574 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,395,000	3.21	04/06/2006	5,395,000
Cook County Munitops Certificate Trust GO VRDN Non-AMT Series 2004-47 (MBIA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
4,000,000	3.22	04/06/2006	4,000,000
Evanston GO VRDN for Recreation Center Project Series 2000 C (Bank of America N.A. SPA) (VMIG1)
5,000,000	3.20	04/06/2006	5,000,000
Illinois Development Finance Authority VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA) (A-1)
3,840,000	3.18	04/06/2006	3,840,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A-1+/VMIG1)
25,200,000	3.17	04/06/2006	25,200,000
Illinois Finance Authority VRDN RB ROCS RR-II-R 6015 Series 2004 (Citibank N.A. SPA) (A-1+)(a)
5,615,000	3.21	04/06/2006	5,615,000
Illinois Health Facilities Authority VDRN RB for Northwestern Memorial Hospital Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
2,000,000	3.18	04/03/2006	2,000,000
Illinois Health Facilities Authority VRDN RB for Riverside Health System Series 2002 B (LaSalle Bank N.A. SPA) (A-1/VMIG1)
4,400,000	3.20	04/06/2006	4,400,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 C (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
3,050,000	3.22	04/05/2006	3,050,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 D (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
12,175,000	3.22	04/05/2006	12,175,000
Illinois Health System Evanston Hospital CP Series 1992 S-A (A-1+/VMIG1)
4,000,000	3.40	06/22/2006	4,000,000
Illinois Health System Evanston Hospital CP Series 1995 S-A (A-1+/VMIG1)
7,000,000	3.35	06/15/2006	7,000,000
Illinois Health System Evanston Hospital CP Series 2005 S-A (A-1+/VMIG1)
9,500,000	3.16	05/25/2006	9,500,000
10,000,000	3.30	06/01/2006	10,000,000
Illinois State GO TANS Certificates Series 2005 (SP-1+/MIG1)
12,500,000	4.50	04/28/2006	12,512,490
Illinois State GO VRDN Certificates Class A Series 2005-27 (AMBAC) (IXIS Municipal Products) (A-1+)(a)
10,000,000	3.21	04/06/2006	10,000,000
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 1996-C-1301 Class A (Citibank N.A. SPA) (A-1+)(a)
4,900,000	3.21	04/06/2006	4,900,000
Illinois State GO VRDN Macon Trust Certificates Series 2006 L (Bank of America N.A. SPA) (VMIG1)(a)
3,500,000	3.21	04/06/2006	3,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Illinois State GO VRDN P-Floats-PT 1832 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
$4,200,000	3.21%	04/06/2006	$4,200,000
Illinois State GO VRDN P-Floats-PT 1882 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
10,000,000	3.21	04/06/2006	10,000,000
Illinois State GO VRDN ROCS RR-II-R 4529 Series 2003 (MBIA) (Citigroup Global Markets SPA) (A-1+)(a)
2,990,000	3.21	04/06/2006	2,990,000
Illinois State GO VRDN Series 2003 B (Depfa Bank PLC SPA) (A-1+/VMIG1)
12,000,000	3.23	04/05/2006	12,000,000
Illinois State Sales Tax Revenue P-Floats-PT 1929 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
3,960,000	3.21	04/06/2006	3,960,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2005 1014 (FSA) (JP Morgan Chase & Co. SPA) (A-1+)(a)
6,965,000	3.21	04/06/2006	6,965,000
Regional Transportation Authority GO VRDN P-Floats-PT 2394 Series 2004 (FGIC) (Dexia Credit Local SPA) (A-1)(a)
3,975,000	3.21	04/06/2006	3,975,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2005 119 (AMBAC) (BNP Paribas SPA) (VMIG1)(a)
9,470,000	3.21	04/06/2006	9,470,000
Schaumburg GO VRDN Eagle Tax-Exempt Trust Series 2004-0045 Class A (FGIC) (Citibank Global Markets SPA) (A-1+)(a)
6,000,000	3.21	04/06/2006	6,000,000
Will County Forest Preservation District VRDN RB P-Floats-PT 3048 Series 2006 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,330,000	3.21	04/06/2006	5,330,000

			$332,262,490

Indiana — 2.0%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Bond Bank for Special Program Columbus Learning) Series 2003-21 (MBIA) (ABN Amro Bank N.V. SPA) (F1+)(a)
5,000,000	3.22	04/06/2006	5,000,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Transportation Finance Authority) Series 2004-28 (FGIC) (ABN Amro Bank N.V. SPA) (F1+)(a)
5,000,000	3.22	04/06/2006	5,000,000
Indiana Health Facilities Financing Authority VRDN RB Refunding for Ascension Health Credit GP-A-2 Series 2001 (A-1+/VMIG1)
2,300,000	2.72	06/01/2006	2,300,000
Indiana TFA Highway VRDN RB P-Floats-PT 2245 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,160,000	3.21	04/06/2006	5,160,000
Indiana TFA Highway VRDN RB P-Floats-PT 2296 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,325,000	3.21	04/06/2006	5,325,000
Indiana University CP Series 2005 (JP Morgan Chase & Co. LOC) (F1+)
5,500,000	3.22	05/15/2006	5,500,000
Indianapolis Local Public Improvement Bond Bank VRDN RB for Waterworks Project Series 2005 G3 (MBIA) (Depfa Bank PLC SPA) (A-1+)
5,000,000	3.18	04/06/2006	5,000,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Indiana (continued)
Indianapolis Local Public Improvement Bond Bank VRDN RB Series 2006-3390 (Dexia Credit PLC SPA) (A-1+)(a)
$5,195,000	3.21%	04/06/2006	$5,195,000
Noblesville VRDN RB for Multi-School Building Corp. P-Floats-PT 2612 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,210,000	3.21	04/06/2006	5,210,000
Wayne Township VRDN RB for School Building Corp. P-Floats-PT 2016 Series 2003 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,210,000	3.21	04/06/2006	5,210,000
Wayne Township VRDN RB for School Building Corp. Series 2006 (FGIC) (U.S. Bank N.A. SPA) (A-1+)(a)
4,500,000	3.20	04/06/2006	4,500,000

			$53,400,000

Iowa — 1.6%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/VMIG1)
900,000	3.33	04/05/2006	900,000
Iowa Finance Authority Health Care Facilities VRDN RB Series 2005 B-1 (AMBAC) (Morgan Stanley SPA) (VMIG1)
5,100,000	3.17	04/05/2006	5,100,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facility (VMIG1)
12,500,000	3.16	04/06/2006	12,500,000
Iowa State GO TRANS Series 2005 (SP-1+/MIG1)
12,250,000	4.50	06/30/2006	12,287,926
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
12,695,000	3.33	04/05/2006	12,695,000

			$43,482,926

Kansas — 1.0%
Kansas State Department of Highway Transportation VRDN RB Series 2000 C-1 (Kansas State Pooled Money Investment Board) (A-1+/VMIG1)
10,000,000	3.13	04/05/2006	10,000,000
Kansas State Department of Highway Transportation VRDN RB Series 2000 C-2 (Kansas State Pooled Money Investment Board) (A-1+/VMIG1)
12,000,000	3.16	04/05/2006	12,000,000
Wyandotte County Kansas ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (ABN Amro Bank N.V. SPA) (F1+)(a)
5,000,000	3.21	04/06/2006	5,000,000

			$27,000,000

Kentucky — 1.2%
Kentucky Asset/Liability Commission General Fund TRANS Series 2005 A (SP-1+/MIG1)
2,000,000	4.00	06/28/2006	2,003,473
Kentucky Association of Counties Advanced Revenue Program TRANS COPS Series 2005 (JP Morgan Chase & Co. SPA) (SP-1+)
14,500,000	4.00	06/30/2006	14,540,870

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Kentucky (continued)
Louisville & Jefferson County COPS Eagle Tax-Exempt Trust Series 2001-1701 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
$2,500,000	3.21%	04/06/2006	$2,500,000
Louisville & Jefferson County Metropolitan Sewer District & Drain Systems VRDN RB Eagle Series 2006-53 Class A (FGIC) (Citibank N.A. SPA) (A-1+)(a)
14,000,000	3.21	04/06/2006	14,000,000

			$33,044,343

Louisiana — 0.9%
Louisiana Offshore Terminal Authority Deepwater Port VRDN RB Refunding for First Stage A Loop LLC Series 1992 (SunTrust Bank LOC) (A-1+/VMIG1)
5,000,000	3.18	04/05/2006	5,000,000
Louisiana Public Facilities Authority VRDN RB for Christus Health Series 2005 Subseries C-1 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
20,000,000	3.18	04/05/2006	20,000,000

			$25,000,000

Maryland — 0.1%
Maryland State GO VRDN Series 2005-15 (BNP Paribas SPA) (A-1+)(a)
4,000,000	3.21	04/06/2006	4,000,000

Massachusetts — 4.3%
Eclipse Funding Trust VRDN RB for Massachusetts State School Building Solar Eclipse Series 2005-0003 (FSA) (U.S. Bank N.A. SPA) (A-1+)(a)
16,335,000	3.20	04/06/2006	16,335,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Eagle Series 2005-787 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
9,900,000	3.21	04/06/2006	9,900,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Eagle Series 2006-37 Class A (Citibank N.A. SPA) (A-1+)(a)
8,800,000	3.21	04/06/2006	8,800,000
Massachusetts Bay Transportation Authority VRDN TRANS Merlot Series 2004 B (Wachovia Bank N.A. SPA) (A-1+)(a)
10,900,000	3.20	04/05/2006	10,900,000
Massachusetts Development Finance Agency VRDN RB for Macon Certificates Trust Series 2006 P(AMBAC) (Bank of America N.A. SPA) (A-1+)(a)
6,930,000	3.20	04/06/2006	6,930,000
Massachusetts Development Finance Agency VRDN RB Refunding for Phillips Academy (Bank of New York SPA) (A-1+/VMIG1)
14,800,000	3.16	04/06/2006	14,800,000
Massachusetts Health & Educational Facilities Harvard University CP Series EE (A-1+/P-1)
19,758,000	3.18	04/06/2006	19,758,000
Massachusetts Port Authority VRDN RB Transportation Receipts-SGB Series 2005 59-A-1 (AMBAC) (Societe Generale SPA) (A-1+)(a)
5,450,000	3.21	04/06/2006	5,450,000
Massachusetts State College Building Authority Project VRDN RB P-Floats-PT 2603 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,270,000	3.19	04/06/2006	5,270,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)
Massachusetts State GO VRDN P-Floats-PT 392 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(b)
$2,500,000	2.70%	06/08/2006	$2,500,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Capital Asset Program Series 1985 E (Fleet National Bank LOC) (VMIG1)
3,400,000	3.13	04/03/2006	3,400,000
Massachusetts Water Resources Authority CP Series 1999 (State Street Bank LOC) (A-1+/P-1)
5,500,000	3.25	05/08/2006	5,500,000
Massachusetts Water Resources Authority VRDN RB Eagle Series 2006-68 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
7,565,000	3.21	04/06/2006	7,565,000

			$117,108,000

Michigan — 4.2%
Detroit City School District GO VRDN for Macon Trust Certificates Series 2006 J (FSA Q-SBLF) (Bank of America N.A. SPA) (VMIG1)(a)
3,580,000	3.21	04/06/2006	3,580,000
Detroit City School District GO VRDN P-Floats-PT 2158 Series 2004 (FGIC Q-SBLF) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,445,000	3.20	04/06/2006	5,445,000
Detroit Sewage Disposal VRDN RB Floaters Series 1182 (FGIC) (Cooperative Centrale Raiffeisen-Boerenleenbank SPA) (A-1)(a)
6,135,000	3.20	04/06/2006	6,135,000
Michigan State Building Authority RB P-Floats-PT 398 Series 2000 (BNP Paribas SPA) (A-1+)(b)
13,205,000	2.95	07/20/2006	13,205,000
Michigan State Building Authority VRDN RB for Multi-Modal Facilities Program II Series 2005 A (Depfa Bank PLC LOC) (A-1+/VMIG1)
44,800,000	3.22	04/06/2006	44,800,000
Michigan State Building Authority VRDN RB for Multi-Modal Facilities Project Series 2005 I (Depfa Bank PLC SPA) (A-1+/VMIG1)
24,555,000	3.17	04/06/2006	24,555,000
Michigan State GO TANS Bonds Series 2005 A (SP-1+/MIG1)
11,500,000	4.50	09/29/2006	11,568,912
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 1999 B (A-1+)
5,300,000	3.17	04/05/2006	5,300,000

			$114,588,912

Minnesota — 0.4%
University of Minnesota VRDN RB Series 1999 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
9,950,000	3.23	04/05/2006	9,950,000

Mississippi — 1.6%
Mississippi State GO VRDN for Capital Improvements Series 2003 E (Dexia Credit Local SPA) (A-1+/VMIG1)
39,755,000	3.18	04/05/2006	39,755,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,980,000	3.21	04/05/2006	4,980,000

			$44,735,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Missouri — 0.6%
Kansas City IDA VRDN RB for Kansas City Downtown Redevelopment Series 2005 A (AMBAC) (Depfa Bank PLC SPA) (A-1+/VMIG1)
$11,000,000	3.19%	04/05/2006	$11,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Floaters Series 2005 1049 (Morgan Stanley SPA) (VMIG1)(b)
5,000,000	3.45	06/11/2006	5,000,000

			$16,000,000

Nebraska — 0.3%
American Public Energy Agency VRDN RB for Nebraska Gas Supply Series 2005 A (Societe Generale SPA) (A-1+/VMIG1)
3,500,000	3.19	04/06/2006	3,500,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Citibank N.A. SPA) (A-1+)(a)
4,000,000	3.21	04/06/2006	4,000,000

			$7,500,000

Nevada — 1.1%
Clark County Airport VRDN RB Sub Lien Series 2005 D-1 (FGIC) (Bayerische Landesbank and Landesbank-Baden Wurttemberg SPA) (A-1+/VMIG1)
4,000,000	3.18	04/05/2006	4,000,000
Clark County GO VRDN P-Floats-PT 3380 Series 2006 (FSA) (Dexia Credit Local SPA) (F1+)(a)
3,500,000	3.21	04/06/2006	3,500,000
Clark County School District GO VRDN RB P-Floats-PT 2555 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,465,000	3.21	04/06/2006	5,465,000
Clark County VRDN Eagle Tax-Exempt Trust Series 2000-2801 Class A (Citibank N.A. SPA) (A-1+)(a)
6,920,000	3.21	04/06/2006	6,920,000
Nevada State Highway Improvement VRDN RB Series 2005-1039 (MBIA) (Morgan Stanley SPA) (VMIG1)(a)
5,050,000	3.20	04/06/2006	5,050,000
Nevada System of Higher Education VRDN RB Putters Series 2005-1134 (AMBAC) (JP Morgan Chase & Co.) (VMIG1)(a)
5,300,000	3.21	04/06/2006	5,300,000

			$30,235,000

New Hampshire — 0.2%
New Hampshire Health & Educational Facilities Authority VRDN RB for Phillips Exeter Academy Series 2003 (Northern Trust SPA) (A-1+/VMIG1)
6,000,000	3.16	04/06/2006	6,000,000

New Jersey — 3.2%
New Jersey Economic Development Authority VRDN RB Merlots Series 2003 A-41 (FGIC) (Bank of New York SPA) (VMIG1)(a)
3,980,000	3.20	04/05/2006	3,980,000
New Jersey State TRANS Series 2005 A (SP-1+/MIG1)
15,000,000	4.00	06/23/2006	15,038,509
New Jersey State TRANS Series 2006 (SP-1+/MIG1)
26,000,000	4.50	06/23/2006	26,078,005

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New Jersey (continued)
New Jersey State Transportation Trust Fund Authority VRDN RB Eagle Tax-Exempt Trust Series 2005-0001 Class A (MBIA/FGIC) (Citibank N.A. SPA) (A-1+)(a)
$15,000,000	3.20%	04/06/2006	$15,000,000
New Jersey State Transportation Trust Fund Authority VRDN RB Merlots Series 2002 A05 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,235,000	3.20	04/05/2006	5,235,000
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2402 Series 2004 (MBIA) (Dexia Credit Local SPA) (F1+)(a)
875,000	3.20	04/06/2006	875,000
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2617 Series 2005 (MBIA) (Dexia Credit Local SPA) (A-1+)(a)
4,285,000	3.20	04/06/2006	4,285,000
New Jersey State Transportation Trust Fund Authority VRDN RB Putters Series 1067 (AMBAC/FGIC) (JP Morgan Chase & Co. SPA) (F1+)(a)
7,635,000	3.21	04/06/2006	7,635,000
New Jersey State Transportation Trust Fund Authority VRDN RB Putters Series 1144 (FSA) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
9,995,000	3.21	04/06/2006	9,995,000

			$88,121,514

New Mexico — 1.1%
Albuquerque VRDN RB Refunding for Affordable Housing Projects Series 2000 (MBIA) (Bank of America N.A. SPA) (A-1+/VMIG1)
5,245,000	3.19	04/05/2006	5,245,000
Bernalillo County Gross Tax Receipts VRDN RB P-Floats-PT 2202 Series 2004 (MBIA-IBC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,405,000	3.21	04/06/2006	5,405,000
Farmington VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 A (Barclays Bank PLC LOC) (A-1+/P-1)
10,000,000	3.18	04/03/2006	10,000,000
New Mexico State TRANS RB Series 2005 (SP-1+/MIG1)
4,000,000	4.50	06/30/2006	4,012,152
New Mexico State University VRDN RB P-Floats-PT 2342 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
3,975,000	3.21	04/06/2006	3,975,000

			$28,637,152

New York — 7.2%
ABN AMRO Munitops Certificates VRDN RB Non-AMT Series 2004-46 (FSA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
7,000,000	3.20	04/06/2006	7,000,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 1A (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
24,850,000	3.16	04/05/2006	24,850,000
Metropolitan Transportation Authority VRDB RB P-Floats-PT 2997 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,330,000	3.20	04/06/2006	5,330,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City GO VRDN ROCS RR-II-R 518 Series 2006 (MBIA-IBC-BNY) (Citibank N.A. SPA) (F1+)(a)
$9,000,000	3.20%	04/06/2006	$9,000,000
New York City GO VRDN Series 1996 J Subseries J3 (JP Morgan Chase & Co. Bank LOC) (A-1+/VMIG1)
24,130,000	3.16	04/05/2006	24,130,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PA 1327 Series 2005 (Merrill Lynch Capital Services SPA) (VMIG1)(a)
9,800,000	3.20	04/06/2006	9,800,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PT 3385 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(a)
6,330,000	3.20	04/06/2006	6,330,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB Stars Series 2005-143 (BNP Paribas SPA) (VMIG1)(a)
8,995,000	3.20	04/06/2006	8,995,000
New York City Municipal Water Finance Authority Water and Sewer Systems VRDN RB ROCS RR-II-R 531 Series 2006 (Citibank N.A. SPA) (A-1+)(a)
10,000,000	3.21	04/06/2006	10,000,000
New York State Dormitory Authority VRDN RB Eagle Series 2006-47 Class A (Citibank N.A. SPA) (A-1+)(a)
15,000,000	3.20	04/06/2006	15,000,000
New York State Dormitory Authority VRDN RB P-Floats-PT 3235 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
19,205,000	3.20	04/06/2006	19,205,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Series 2005-1121 (Morgan Stanley SPA) (F1+)(b)
4,988,500	3.45	06/01/2006	4,988,500
New York State Housing Finance Agency VRDN RB for Historic Front Street Housing Series 2003 A (Bank of New York LOC) (VMIG1)
7,300,000	3.16	04/05/2006	7,300,000
New York State Urban Development Corp. VRDN RB Merlots Series 2005 C-01 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,285,000	3.20	04/06/2006	4,285,000
New York State Urban Development Corp. VRDN RB Series 2003 SG-164 (FGIC) (Societe Generale SPA) (A-1+)(a)
5,000,000	3.20	04/06/2006	5,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 B-1 (Depfa Bank PLC SPA) (A-1+/VMIG1)
35,300,000	3.17	04/06/2006	35,300,000

			$196,513,500

North Carolina — 6.1%
Charlotte-Mecklenberg Hospital Authority Healthcare Systems VRDN RB for Carolinas Healthcare Series 2005 C (Bank of America N.A. SPA) (A-1+/VMIG1)
7,400,000	3.18	04/03/2006	7,400,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1+/VMIG1)
5,000,000	3.18	04/06/2006	5,000,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
Guilford County GO VRDN Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
$8,705,000	3.18%	04/06/2006	$8,705,000
Mecklenburg County VRDN COPS Series 2006 (Depfa Bank PLC SPA) (A-1+/VMIG1)(a)
5,000,000	3.15	04/06/2006	5,000,000
North Carolina Capital Facilities Finance Authority CP Duke University Series 2005 (A-1+/P-1)
4,600,000	3.18	04/05/2006	4,600,000
North Carolina Medical Care Community Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
14,650,000	3.18	04/05/2006	14,650,000
North Carolina Medical Care Community Health Care Facilities VRDN RB for University of Eastern Carolina Series 2006 C2 (AMBAC) (Bank of America N.A. SPA) (A-1+/VMIG1)
10,225,000	3.17	04/05/2006	10,225,000
North Carolina Medical Care Community Health Care Facilities VRDN RB Refunding for Duke University Health Systems Series 2005 A (Bank of America N.A. SPA) (A-1+/VMIG1)
39,980,000	3.16	04/05/2006	39,980,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (Depfa Bank PLC SPA) (A-1+/VMIG1)
20,800,000	3.17	04/05/2006	20,800,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B (Depfa Bank PLC SPA) (A-1+/VMIG1)
3,900,000	3.17	04/05/2006	3,900,000
University of North Carolina for Chapel Hill Hospital VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
23,830,000	3.18	04/06/2006	23,830,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.21	04/06/2006	5,000,000
University of North Carolina VRDN RB Series 2006-1287 (Morgan Stanley SPA) (A-1)(a)
3,000,000	3.20	04/06/2006	3,000,000
Wake County GO VRDN for Public Improvements Series 2003 B (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
7,500,000	4.00	04/01/2006	7,500,521
Wilmington GO VRDN Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
5,140,000	3.19	04/05/2006	5,140,000

			$164,730,521

Ohio — 2.1%
Cleveland-Cuyahoga County Port Authority Cultural Facilities VRDN RB for Museum of Art Project Series 2005 B (JP Morgan Chase & Co. SPA) (A-1+)
5,000,000	3.18	04/06/2006	5,000,000
Franklin County VRDN RB for Trinity Health Credit Series 2000 F (JP Morgan Chase & Co. and Bayerische Landesbank SPA) (A-1+/VMIG1)
40,000,000	3.17	04/06/2006	40,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Ohio (continued)
Ohio State P-Floats-PT 2200 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
$10,790,000	3.20%	04/06/2006	$10,790,000

			$55,790,000

Oklahoma — 0.6%
Payne County Economic Development Authority Student Housing VRDN RB for Osuf Phase III Project Series 2002 (AMBAC) (Dexia Credit Local SPA) (VMIG1)
17,275,000	3.19	04/06/2006	17,275,000

Oregon — 1.7%
Oregon State GO VRDN Series 1985 73-E (JP Morgan Chase & Co. SPA)(A-1+/VMIG1)
5,700,000	3.17	04/05/2006	5,700,000
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
40,000,000	3.17	04/05/2006	40,000,000

			$45,700,000

Pennsylvania — 4.7%
ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2004-9 (AMBAC) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
2,000,000	3.21	04/06/2006	2,000,000
Allegheny County Hospital Development Authority VRDN RB for Health Center Presbyterian University Health Systems Series 1990 A (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
7,875,000	3.22	04/06/2006	7,875,000
Delaware Valley Regional Finance Authority Local Government VRDN Eagle Tax Exempt Trust Series 2004-0026 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
5,490,000	3.21	04/06/2006	5,490,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 B (National Australia Bank LOC) (A-1+/VMIG1)
11,900,000	3.18	04/05/2006	11,900,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 C (National Australia Bank LOC) (A-1+/VMIG1)
13,100,000	3.18	04/05/2006	13,100,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1986 (National Australia Bank LOC) (A-1+/VMIG1)
28,050,000	3.18	04/05/2006	28,050,000
Geisinger Authority Health Systems VRDN RB Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
3,700,000	3.18	04/03/2006	3,700,000
North Penn Water Authority VRDN RB Series 2005 (FGIC) (Depfa Bank PLC SPA) (VMIG1)
7,000,000	3.17	04/06/2006	7,000,000
Pennsylvania GO VRDN Merlots Series 2004 B-15 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,990,000	3.21	04/05/2006	4,990,000
Pennsylvania Intergovernmental Cooperative Authority VRDN Special Tax Revenue Refunding for Philadelphia Funding Series 2003 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
11,200,000	3.19	04/06/2006	11,200,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Pennsylvania (continued)
Pennsylvania Turnpike Commission VRDN RB Refunding Series 2005 D (FSA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$7,000,000	3.17%	04/06/2006	$7,000,000
St. Mary’s Hospital Authority VRDN RB for Catholic Health Series 2004 C (A-1+/VMIG1)
25,900,000	3.17	04/05/2006	25,900,000

			$128,205,000

South Carolina — 0.9%
Berkeley County Water and Sewer VRDN RB Refunding Series 2006 A (XCLA) (Bank of America N.A. SPA) (A-1+)
3,000,000	3.18	04/06/2006	3,000,000
Charleston County School District GO TANS Series 2005 (SCSDE) (MIG1)
5,265,000	3.75	04/13/2006	5,265,899
South Carolina Public Service Authority Santee Cooper CP (Dexia Credit Local/BNP Paribas LOC) (A-1+/P-1)
5,000,000	3.20	06/08/2006	5,000,000
South Carolina Public Service Authority VRDN RB Eagle Tax-Exempt Trust Series 2004-0017 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.21	04/06/2006	5,000,000
South Carolina VRDN RB Transportation Infrastructure Bank Eagle Tax-Exempt Trust Series 2001-4001 Class A (MBIA) (Citibank N.A. SPA)(a)
6,760,000	3.21	04/06/2006	6,760,000

			$25,025,899

Tennessee — 2.4%
Chattanooga Health Educational & Housing Facilities Board VRDN RB Refunding for Catholic Health Series 2004 C (A-1+/VMIG1)
11,600,000	3.17	04/05/2006	11,600,000
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A-1+/P-1)
2,000,000	3.19	04/06/2006	2,000,000
3,000,000	3.22	04/06/2006	3,000,000
6,000,000	3.14	05/05/2006	6,000,000
Memphis GO VRDN Series 2005-1018 (MBIA) (Morgan Stanley SPA) (F1+)(b)
5,639,000	3.45	06/01/2006	5,639,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
16,685,000	3.15	04/06/2006	16,685,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (A-1+/VMIG1)
7,565,000	3.15	04/06/2006	7,565,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Tennessee (continued)
Sevier County Public Building Authority VRDN RB for Local Government Public Improvement Series 1999 III-F (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
$13,560,000	3.19%	04/06/2006	$13,560,000

			$66,049,000

Texas — 11.1%
Arlington Special Obligation VRDN RB for Dallas Cowboys Series 2005 B (MBIA) (Depfa Bank PLC SPA) (A-1+/VMIG1)
24,400,000	3.22	04/06/2006	24,400,000
City of Austin Water & Wastewater Systems VRDN RB Series 2006-1281 (AMBAC) (Morgan Stanley SPA) (A-1)(a)
5,000,000	3.20	04/06/2006	5,000,000
City of Dallas Water Utilities CP Series 2006 B (Bank of America N.A. SPA) (A-1+/P-1)
1,500,000	3.15	05/11/2006	1,500,000
City of Dallas Water Utilities CP Series 2006 B (Bank of America N.A. SPA) (A-1+/P-1)
3,749,000	3.25	05/11/2006	3,749,000
City of Garland CP Series 2006 (Depfa Bank PLC SPA) (A-1+)
6,000,000	3.25	04/05/2006	6,000,000
City of Houston CP (Dexia Credit Local and Landesbank Hessen-Thueringen SPA) (A-1+)
4,000,000	3.15	05/23/2006	4,000,000
City of Houston CP Series D (Bank of America N.A. SPA) (A-1+/P-1)
2,000,000	3.15	04/12/2006	2,000,000
4,000,000	3.15	05/24/2006	4,000,000
City of Houston CP Series D (Depfa Bank PLC SPA) (A-1+/P-1)
8,000,000	3.20	06/08/2006	8,000,000
City of Houston CP Series F (Depfa Bank PLC SPA)
4,000,000	3.31	05/05/2006	4,000,000
City of Houston CP Series F (Depfa Bank PLC SPA) (A-1+/P-1)
5,000,000	3.20	06/08/2006	5,000,000
City of San Antonio Electric and Gas VRDN RB Putters Series 1121 (JP Morgan Chase & Co.) (A-1+)(a)
6,820,000	3.21	04/06/2006	6,820,000
City of San Antonio Water VRDN RB Eagle Series 2005-73010-A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
10,000,000	3.21	04/06/2006	10,000,000
Cypress Fairbanks Independent School District VRDN RB Merlots Series 2004 C-16 (PSF-GTD) (Bank of New York N.A. SPA) (VMIG1)(a)
4,395,000	3.21	04/05/2006	4,395,000
Dallas Area Rapid Transit CP Series 2006 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank AG SPA) (A-1+/P-1)
7,000,000	3.18	05/11/2006	7,000,000
Eclipse Funding Trust GO VRDN for Houston Independent School District Series 2006-0019 (FSA) (U.S. Bank N.A. SPA) (VMIG1)(a)
5,730,000	3.20	04/06/2006	5,730,000
Harris County Health Facilities Development VRDN RB Refunding for St. Luke’s Episcopal Hospital Series 2001 B (JP Morgan Chase & Co., Bayerische Landesbank, Bank of America N.A. and Northern Trust Company SPA) (A-1+)

9,700,000	3.17	04/03/2006	9,700,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Harris County Health Facilities Development VRDN RB Refunding for The Methodist Health System Series 2005 B (A-1+)
$22,035,000	3.17%	04/03/2006	$22,035,000
Harris County Metropolitan Transit Authority CP Series 2006 (Depfa Bank PLC LOC) (A-1+)
1,000,000	3.22	06/06/2006	1,000,000
Harris County VRDN RB P-Floats-PT 971 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,995,000	3.21	04/06/2006	8,995,000
Houston Airport System CP Series 2005 (Dexia Credit Local LOC) (A-1+/P-1)
4,000,000	3.15	05/08/2006	4,000,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Series 2006 A (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
11,155,000	3.23	04/05/2006	11,155,000
Houston Independent School District GO VRDN Putters Series 1189 (PSF-GTD) (JP Morgan Chase & Co.) (VMIG1)(a)
4,840,000	3.21	04/06/2006	4,840,000
Houston Utilities Systems Revenue VRDN RB Merlots Series 2004 B-17 (FGIC and MBIA) (Wachovia Bank N.A. SPA) (A-1+)(a)
12,150,000	3.21	04/05/2006	12,150,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemberg and Westdeutsche Landesbank AG SPA) (A-1/P-1)
3,000,000	3.20	05/11/2006	3,000,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemburg and Westdeutsche Landesbank AG SPA) (A-1/P-1)
4,000,000	3.15	05/10/2006	4,000,000
Jefferson County GO P-Floats-PT 1414 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1+)(a)
6,475,000	3.21	04/06/2006	6,475,000
Lewisville Independent School District GO VRDN P-Floats-PT 2089 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,595,000	3.21	04/06/2006	5,595,000
Lower Colorado River Authority CP (Westdeutsche Landesbank/ J.P. Morgan Chase & Co./ State Street Corp. LOC) (A-1+/P-1)
2,000,000	3.13	04/06/2006	2,000,000
Mansfield Independent School District GO VRDN Merlots Series 2004-B11 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,000,000	3.21	04/05/2006	4,000,000
Mansfield Independent School District GO VRDN Spears Series 2005 DB-159 (PSF-GTD) (Deutsche Bank A.G. SPA) (F1+)(a)
5,625,000	3.21	04/06/2006	5,625,000
Mesquite Independent School District GO VRDN Putters Series 2005 1033 (PSF-GTD) (JP Morgan Chase & Co. SPA) (F1+)(a)
5,270,000	3.21	04/06/2006	5,270,000
North Texas Tollway Authority VRDN RB Dallas North Tollway Systems Series 2003 SG-167 (AMBAC) (Societe Generale SPA) (A-1+)(a)
4,000,000	3.21	04/06/2006	4,000,000
Pflugerville Independent School District GO VRDN P-Floats-PT 2763 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,730,000	3.21	04/06/2006	5,730,000
Plano Independent School District GO VRDN P-Floats-PT 2429 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,235,000	3.21	04/06/2006	5,235,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
San Antonio Electric & Gas Systems CP Series 2006 (Bank of America N.A./State Street Corp. SPA) (A-1+/P-1)
$3,200,000	3.20%	06/08/2006	$3,200,000
San Antonio Electric & Gas Systems CP Series A (Bank of America N.A./State Street Corp. SPA) (A-1+/P-1)
2,700,000	3.12	05/11/2006	2,700,000
San Antonio Electric & Gas Systems VRDN RB P-Floats-PT 3032 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
9,030,000	3.19	04/06/2006	9,030,000
San Antonio Electric & Gas Systems VRDN RB Series 1997 SG-104 (Societe Generale SPA) (A-1+)(a)
34,930,000	3.21	04/06/2006	34,930,000
San Antonio Water System CP (Bank of America N.A. SPA) (A-1+/P-1)
4,000,000	3.15	05/24/2006	4,000,000
Texas State Public Finance Authority CP Series 2002 (A-1+/P-1)
3,000,000	3.21	04/06/2006	3,000,000
4,500,000	3.15	05/19/2006	4,500,000
3,000,000	3.20	06/07/2006	3,000,000
Texas State Public Finance Authority CP Series 2003 C (A-1+/VMIG1)
3,000,000	3.37	06/05/2006	3,000,000
3,000,000	3.20	06/07/2006	3,000,000
Williamson County GO VRDN Stars Certificates Series 2005-114 (MBIA) (BNP Paribas SPA) (VMIG1)(a)
4,975,000	3.21	04/06/2006	4,975,000

			$301,734,000

Utah — 5.5%
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
13,500,000	3.16	04/05/2006	13,500,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 F (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
10,140,000	3.16	04/05/2006	10,140,000
Central Water Conservancy District GO VRDN Refunding Series 2002 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
4,925,000	3.16	04/05/2006	4,925,000
Central Water Conservancy District GO VRDN Refunding Series 2004 C (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
10,000,000	3.16	04/05/2006	10,000,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 A (A-1+)
16,200,000	3.22	04/06/2006	16,200,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B (A-1+)
9,100,000	3.22	04/06/2006	9,100,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2005 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
3,600,000	3.18	04/03/2006	3,600,000
Orem Water & Storm Sewer VRDN RB ROCS RR-II-R 7506 Series 2005 (MBIA) (Citibank N.A. SPA) (A-1+)(a)
6,250,000	3.21	04/06/2006	6,250,000
Salt Lake County Sales Tax Revenue VRDN RB P-Floats-PT 2921 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,945,000	3.21	04/06/2006	5,945,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Utah (continued)
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
$13,700,000	3.17%	04/06/2006	$13,700,000
Utah Transit Authority Sales Tax Revenue VRDN RB Floaters Series 1197 (FSA) (Morgan Stanley SPA) (A-1)(a)
20,000,000	3.20	04/06/2006	20,000,000
Utah Transit Authority Sales Tax Revenue VRDN RB P-Floats-PT 3087 Series 2005 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
4,990,000	3.21	04/06/2006	4,990,000
Utah Transit Authority Sales Tax Revenue VRDN RB Putters Series 2005-1107 (FSA) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
5,000,000	3.21	04/06/2006	5,000,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-11 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
4,000,000	3.21	04/05/2006	4,000,000
Utah Water Finance Agency VRDN RB for Tender Option Series 2006 A-15 (AMBAC) (JP Morgan Chase & Co. SPA)) (VMIG1)
5,000,000	3.20	04/05/2006	5,000,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-12 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
4,000,000	3.20	04/05/2006	4,000,000
Utah Water Finance Agency VRDN RB Series 2002 A-1 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
2,975,000	3.20	04/05/2006	2,975,000
Utah Water Finance Agency VRDN RB Series 2004 A-9 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
5,000,000	3.21	04/05/2006	5,000,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
3,800,000	3.18	04/03/2006	3,800,000

			$148,125,000

Virginia — 0.8%
Fairfax County Industrial Development Authority VRDN RB for Inova Health System Project Series 2005 C-1 (A-1+/VMIG1)
7,400,000	3.15	04/05/2006	7,400,000
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (SunTrust Bank SPA) (VMIG1)
2,900,000	3.18	04/05/2006	2,900,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (SunTrust Bank SPA) (VMIG1)
5,000,000	3.18	04/05/2006	5,000,000
Virginia State Public School Authority VRDN RB P-Floats-PT 2746 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
6,035,000	3.19	04/06/2006	6,035,000

			$21,335,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington — 4.3%
Chelan County Public Utility District Number 001 Conservancy VRDN RB P-Floats-PT 950 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
$5,000,000	3.21%	04/06/2006	$5,000,000
Grant County Public Utility District VRDN Eagle Tax-Exempt Trust Series 2001-4702 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
4,000,000	3.21	04/06/2006	4,000,000
King County School District No. 401 Highline Public Schools GO VRDN ROCS RR-II-R 2151 Series 2004 (FGIC) (Citigroup Global Markets SPA) (A-1+)(a)
5,290,000	3.21	04/06/2006	5,290,000
King County Water & Sewer Systems CP Series 2005 A (Bayerische Landesbank SPA) (A-1/P-1)
5,500,000	3.15	05/24/2006	5,500,000
4,000,000	3.20	06/08/2006	4,000,000
Pierce County School District No. 10 Series 2006 (FSA) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
5,290,000	3.21	04/06/2006	5,290,000
Port Seattle VRDN RB Series 2003 849-D (MBIA) (Morgan Stanley SPA) (A-1)(a)
7,952,500	3.20	04/06/2006	7,952,500
Tacoma GO VRDN P-Floats-PT 2322 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,790,000	3.21	04/06/2006	5,790,000
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,995,000	3.21	04/05/2006	4,995,000
Washington State COPS Eagle Tax-Exempt Trust Series 2000 Class A (Citibank N.A. SPA) (A-1+)(a)
12,000,000	3.21	04/06/2006	12,000,000
Washington State Economic Development Finance Authority VRDN RB P-Floats-PT 2333 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,755,000	3.21	04/06/2006	6,755,000
Washington State GO Eagle Tax-Exempt Trust Series 1996C-4704 Class A (Citibank N.A. SPA) (A-1+)(a)
8,500,000	3.21	04/06/2006	8,500,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 1998-4702 Class A (Citibank N.A. SPA) (A-1+)(a)
6,000,000	3.21	04/06/2006	6,000,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 2002-4701 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.21	04/06/2006	5,000,000
Washington State GO VRDN Eagle Tax-Exempt-Trust Series 2005-0032 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.21	04/06/2006	5,000,000
Washington State GO VRDN Floaters Series 2005-1161 (AMBAC) (Morgan Stanley SPA) (A-1)(b)
6,350,000	3.45	06/01/2006	6,350,000
Washington State GO VRDN Merlots Series 2002 A-57 (MBIA) (Bank of New York SPA) (VMIG1)(a)
6,890,000	3.21	04/05/2006	6,890,000
Washington State GO VRDN Merlots Series 2003 B-23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,000,000	3.21	04/05/2006	5,000,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Washington State GO VRDN Merlots Series 2004 C-03 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
$7,080,000	3.21%	04/05/2006	$7,080,000

			$116,392,500

Wisconsin — 0.9%
Milwaukee Metropolitan Sewage District GO VRDN P-Floats-PT 2678 Series 2005 (Dexia Credit Local SPA) (F1+)(a)
4,990,000	3.20	04/06/2006	4,990,000
Wisconsin State GO VRDN Putters Series 2006-1268 (FGIC) (JP Morgan Chase & Co. SPA) (A-1+)(a)
6,700,000	3.21	04/06/2006	6,700,000
Wisconsin State Health & Educational Facilities Authority VRDN RB P-Floats-PT 917 Series 2004 (MBIA) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
4,885,000	3.21	04/06/2006	4,885,000
Wisconsin State Transportation Board VRDN RB Eagle Tax-Exempt Trust Series 2000-4901 Class A (Citibank N.A. SPA) (A-1+)(a)
7,500,000	3.21	04/06/2006	7,500,000

			$24,075,000

Wyoming — 0.2%
Uinta County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (P-1)
4,300,000	3.15	04/03/2006	4,300,000

Total Investments — 99.2%			$2,696,312,291

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a)    Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At March 31, 2006, these securities amounted to $945,563,500 or approximately 34.7% of net assets.

(b)    Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2006, these securities amounted to $37,682,500 or approximately 1.4% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations: AMBAC — Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS — Insured by American Municipal Bond Assurance Corp. — Transferable Custodial Receipts
COPS — Certificates of Participation
CP — Commercial Paper
FGIC — Insured by Financial Guaranty Insurance Co.
FHLMC — Insured by Federal Home Loan Mortgage Corp.
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance Co.
GO — General Obligation
IDA — Industrial Development Authority
IDB — Industrial Development Bond
IDRB — Industrial Development Revenue Bond
LOC — Letter of Credit
MBIA — Insured by Municipal Bond Investors Assurance
MBIA-IBC — Insured by Municipal Bond Investors Assurance — Insured Bond Certificates
MF Hsg. — Multi-Family Housing
PCRB — Pollution Control Revenue Bond
PSF-GTD — Guaranteed by Permanent School Fund
Q-SBLF — Qualified School Bond Loan Fund
RANS — Revenue Anticipation Notes
RB — Revenue Bond
ROCS — Reset Option Certificates
SPA — Stand-by Purchase Agreement
TANS — Tax Anticipation Notes
TFA — Transportation Finance Authority
TRANS — Tax Revenue Anticipation Notes
VRDN — Variable Rate Demand Notes

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Other information regarding the Portfolios are available in the Portfolios’ most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California — 99.5%
Abag Finance Authority VRDN RB for Menlo School Series 2003 (Allied Irish Bank PLC LOC) (VMIG1)
$13,700,000	3.16%	04/06/2006	$13,700,000
ABN AMRO Munitops GO VRDN Non-AMT Trust Certificates (Chabot-Las Positas) Series 2004-12 (MBIA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
9,950,000	3.19	04/06/2006	9,950,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2005 (AMBAC) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
5,000,000	3.19	04/06/2006	5,000,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2005-32 (AMBAC) (ABN Amro Bank N.V. SPA) (F1+)(a)
12,000,000	3.19	04/06/2006	12,000,000
Cabrillo Community College District GO ROCS RR-II-R-300 Series 2004 (MBIA) (Citibank N.A. SPA) (VMIG1)(a)
1,000,000	3.20	04/06/2006	1,000,000
California Educational Facilities Authority VRDN RB Eagle Series 2006-0031 Class A (Citibank N.A. SPA) (A-1+)(a)
5,825,000	3.20	04/06/2006	5,825,000
California Educational Facilities Authority VRDN RB for California Institute of Technology ROCS RR-II-R-354 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
1,995,000	3.20	04/06/2006	1,995,000
California Educational Facilities Authority VRDN RB for Pomona College Series 2005 B (A-1+/VMIG1)
2,500,000	3.13	04/06/2006	2,500,000
California Educational Facilities Authority VRDN RB for University of Southern California Series 2005-1126 (Morgan Stanley SPA) (VMIG1)(b)
7,000,000	3.40	06/01/2006	7,000,000
California Educational Facilities Authority VRDN RB Stars Certificates Series 2005-135 (BNP Paribas SPA) (VMIG1)(a)
7,265,000	3.21	04/06/2006	7,265,000
California Health Facilities Financing Authority Insured Variable Rate Hospital VRDN RB for Adventist Health System/West Series 1998 A (MBIA) (California State Teachers Retirement SPA) (A-1+/VMIG1)
2,400,000	3.14	04/03/2006	2,400,000
California Health Facilities Financing Authority VRDN RB Floater Certificates Series 1998-26 (FSA) (Morgan Stantley SPA) (A-1)(a)
5,695,000	3.18	04/06/2006	5,695,000
California Health Facilities Financing Authority VRDN RB for Catholic West Health Facilities Series 2005-H (Bank of America N.A. LOC) (A-1+/VMIG1)
2,400,000	3.14	04/05/2006	2,400,000
California Health Facilities Financing Authority VRDN RB for Sisters Charity Health System Series 2003 (A-1+/VMIG1)
10,840,000	3.17	04/05/2006	10,840,000
California Infrastructure & Economic Development Bank VRDN RB for Bay Area Toll Authority Floating Rate Receipts Series 2004 SG-172 (AMBAC) (Societe Generale SPA) (A-1+)(a)
3,000,000	3.21	04/06/2006	3,000,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2004 A (A-1+/VMIG1)
5,000,000	3.17	08/02/2006	5,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
California State Department of Water Resources Power Supply VRDN RB Series 2002 Subseries B-1 (Bank of New York/California State Teachers Retirement LOC) (A-1+/VMIG1)
$14,100,000	3.15%	04/03/2006	$14,100,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 Subseries B-5 (Bayerische Landesbank/Westdeutsche Landesbank LOC) (A-1+/VMIG1)
4,300,000	3.16	04/03/2006	4,300,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 Subseries B-6 (State Street Corp. LOC) (A-1+/VMIG1)
3,100,000	3.10	04/03/2006	3,100,000
California State Department of Water Resources Power Supply VRDN RB Series 2005 Subseries F-3 (Bank of New York/California Public Employees Retirement System LOC) (VMIG1)
10,700,000	3.15	04/03/2006	10,700,000
California State Department of Water Resources Power Supply VRDN RB Series 2005 Subseries F-4 (Bank of America N.A. LOC) (A-1+/VMIG1)
12,800,000	3.15	04/03/2006	12,800,000
California State Economic Recovery VRDN RB Series 2004 C-2 (Bank of America N.A. SPA) (A-1+/VMIG1)
1,350,000	3.16	04/03/2006	1,350,000
California State Economic Recovery VRDN RB Series 2004 C-3 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,700,000	3.16	04/03/2006	3,700,000
California State Economic Recovery VRDN RB Series 2004 C-4 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
2,400,000	3.06	04/03/2006	2,400,000
California State Economic Recovery VRDN RB Series 2004 C-8 (Lloyds TSB Bank PLC LOC) (A-1+/VMIG1)
1,000,000	3.07	04/03/2006	1,000,000
California State GO VRDN Floating Rate Series 2003 A-3 (JP Morgan Chase & Co. and Westdeutsche Landesbank LOC) (A-1+/VMIG1)
3,200,000	3.16	04/03/2006	3,200,000
California State GO VRDN Series 2003 A-2 (JP Morgan Chase & Co. and Westdeutsche Landesbank LOC) (A-1+/VMIG1)
6,000,000	3.07	04/03/2006	6,000,000
California State GO VRDN Series 2005 B-1 (Bank of America N.A. LOC) (A-1+/VMIG1)
6,000,000	3.14	04/05/2006	6,000,000
California State RB RANS Series 2005 (SP-1+/MIG1)
10,000,000	4.50	06/30/2006	10,036,272
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2005 (F1)
9,000,000	3.20	06/08/2006	9,000,000
California Statewide Communities Development Authority TRANS Series 2005 A-4 (SP-1+/MIG1)
2,000,000	4.00	06/30/2006	2,006,631
California Statewide Communities Development Authority VRDN PCRB Refunding for Chevron USA, Inc. Project Series 2002 (A-1+/P-1)
1,830,000	3.10	04/03/2006	1,830,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (A-1)
4,300,000	3.17	04/05/2006	4,300,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 C (F1+)
$3,600,000	3.17%	04/05/2006	$3,600,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 D (F1)
1,300,000	3.17	04/05/2006	1,300,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M (A-1)
4,500,000	3.17	04/05/2006	4,500,000
California Statewide Communities Development Authority VRDN RB Series 2004 J (JP Morgan Chase & Co. SPA) (A-1)
7,200,000	3.17	04/05/2006	7,200,000
City of Glendale California VRDN COPS for Police Building Project Series 2000 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
5,500,000	3.17	04/06/2006	5,500,000
Clovis Unified School District TRANS (SP-1+)
5,000,000	4.00	07/05/2006	5,015,959
East Bay Municipal Utility District CP (JP Morgan Chase & Co. and Westdeutsche Landesbank SPA) (A-1+/P-1)
5,600,000	3.17	04/05/2006	5,600,000
4,000,000	3.23	05/08/2006	4,000,000
Eclipse Funding Trust for Sonama County Junior College District GO VRDN Solar Series 2006-0014 (FSA) (U.S. Bank N.A. SPA) (VMIG1)(a)
5,000,000	3.18	04/06/2006	5,000,000
Fremont Unified High School District Santa Clara County GO VRDN P-Floats-PT 2510 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
3,510,000	3.21	04/06/2006	3,510,000
Fremont VRDN COPS for Family Resources Center Financing Project Series 1998 (KBC Bank N.V. LOC) (A-1)
4,760,000	3.15	04/06/2006	4,760,000
Grossmont-Cuyamaca Community College District GO VRDN Series 2005-1130 (FGIC) (Morgan Stanley SPA) (VMIG1)(b)
18,650,000	3.40	06/01/2006	18,650,000
Grossmont-Cuyamaca Community College GO VRDN ROCS RR-II-R 6520 Series 2005 (FGIC) (Citibank N.A. SPA) (VMIG1)(a)
4,900,000	3.20	04/06/2006	4,900,000
Huntington Beach MF Hsg. VRDN RB for Essex Huntington Breakers Series 1996 A (FHLMC LOC) (VMIG1)
14,100,000	3.16	04/05/2006	14,100,000
Long Beach Community College District GO VRDN ROCS RR-II-R 478 Series 2005 (FGIC) (Citibank N.A. SPA) (VMIG1)(a)
2,000,000	3.20	04/06/2006	2,000,000
Los Angeles Community College GO VRDN P-Floats-PT 2585 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,270,000	3.21	04/06/2006	5,270,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA LOC) (A-1+)
11,861,000	3.14	04/06/2006	11,861,000
Los Angeles County Housing Authority VRDN RB for Malibu Canyon Apartments Project Series 1985 B (FHLMC LOC) (A-1+)
5,700,000	3.20	04/04/2006	5,700,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2001 B-7 (Bank of America N.A., Bayerische Landesbank, Dexia Credit Local, JP Morgan Chase & Co., Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank SPA) (A-1+/VMIG1)

$2,300,000	3.17%	04/06/2006	$2,300,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-3 (National Australia Bank, Lloyds TSB Bank PLC and Fortis Bank SPA) (A-1+/VMIG1)
1,300,000	3.14	04/06/2006	1,300,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-8 (National Australia Bank, Lloyds TSB Bank PLC and Fortis Bank SPA) (A-1+/VMIG1)
6,100,000	3.14	04/06/2006	6,100,000
Los Angeles Department of Water & Power VRDN RB Merlots Series 2003 A 24 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
3,100,000	3.20	04/05/2006	3,100,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2006-1272 (FSA) (JP Morgan Chase & Co. SPA) (A-1+)(a)
1,695,000	3.20	04/06/2006	1,695,000
Los Angeles Department of Water & Power VRDN RB Series 2002 A1 (National Australia Bank, Lloyds TSB Bank PLC and Fortis Bank SPA) (A-1+/VMIG1)
2,200,000	3.10	04/06/2006	2,200,000
Los Angeles Department of Water & Power VRDN RB Series 2005-1103 (Morgan Stanley SPA) (VMIG1)(a)
3,275,000	3.18	04/06/2006	3,275,000
Los Angeles GO VRDN P-Floats-PT B 2324 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,940,000	3.21	04/06/2006	4,940,000
Los Angeles Municipal Improvement Corp. CP (Bank of America N.A. LOC) (A-1/P-1)
4,000,000	3.17	04/05/2006	4,000,000
Los Angeles Municipal Improvement Corp. CP Series 2004 (Bank of America N.A. LOC) (A-1+/P-1)
4,500,000	3.23	05/05/2006	4,500,000
8,000,000	3.13	05/09/2006	8,000,000
Los Angeles Municipal Improvement Corp. CP Series 2005 (Bank of America N.A. LOC) (A-1+/P-1)
7,000,000	3.10	04/06/2006	7,000,000
Los Angeles Unified School District GO VRDN Merlots Series 2003 B34 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
15,185,000	3.20	04/05/2006	15,185,000
Los Angeles Unified School District GO VRDN Eagle Series 2003-0049 A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
5,100,000	3.20	04/06/2006	5,100,000
Los Angeles Unified School District GO VRDN Merlots Series 2003 B12 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
9,350,000	3.20	04/05/2006	9,350,000
Los Angeles Unified School District GO VRDN Merlots Series 2004 B07 (MBIA) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,980,000	3.20	04/05/2006	4,980,000
Los Angeles Unified School District GO VRDN P-Floats-PA 1115 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
3,000,000	3.21	04/06/2006	3,000,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Los Angeles Wastewater Systems VRDN RB Eagle Series 2003-0033 A (FSA) (Citibank N.A. SPA) (A-1+)(a)
$2,870,000	3.20%	04/06/2006	$2,870,000
Los Angeles Wastewater Systems VRDN RB Eagle Series 72005-3003 A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
3,500,000	3.20	04/06/2006	3,500,000
Manteca Redevelopment Agency Tax Allocation VRDN RB ROCS RR II-R 508 (AMBAC) (Citibank N.A. SPA) (VMIG1)(a)
4,000,000	3.20	04/06/2006	4,000,000
Manteca Redevelopment Agency Tax Allocation VRDN RB Series 2005 (XLCA) (State Street Corp. SPA) (A-1+)
16,260,000	3.14	04/03/2006	16,260,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2000 B-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
1,300,000	3.10	04/03/2006	1,300,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2000 B-3 (National Australia Bank SPA ) (A-1+/VMIG1)
4,400,000	3.16	04/03/2006	4,400,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2001 C-2 (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
8,400,000	3.07	04/03/2006	8,400,000
MSR Public Power Agency VRDN RB for San Juan Project ROCS RR-II-R 335 Series 2005 (MBIA) (Citibank N.A. SPA) (VMIG1)(a)
2,000,000	3.20	04/06/2006	2,000,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 A (A-1+/VMIG1)
3,500,000	3.13	04/06/2006	3,500,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 B (A-1+/VMIG1)
2,600,000	3.13	04/06/2006	2,600,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 C (A-1+/VMIG1)
1,500,000	3.13	04/06/2006	1,500,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1992 (Bank of America N.A. SPA) (A-1+/VMIG1)
1,100,000	3.11	04/03/2006	1,100,000
Newport Mesa California Unified School District GO VRDN P-Floats-PT 2490 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,645,000	3.21	04/06/2006	6,645,000
Oakland Joint Powers Financing Authority VRDN RB P-Floats PT 2889 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
6,705,000	3.21	04/06/2006	6,705,000
Oakland Joint Powers Financing Authority VRDN RB P-Floats-PT 2873 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
7,180,000	3.21	04/06/2006	7,180,000
Oakland Joint Powers Financing Authority VRDN RB Putters Series 1253 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
4,250,000	3.20	04/06/2006	4,250,000
Orange County Apartment Development VRDN RB for Niguel Summit Series 1985 A (FHLMC LOC) (VMIG1)
3,000,000	3.20	04/04/2006	3,000,000
Orange County Apartment Development VRDN RB Refunding for Larkspur Canyon Apartments Series 1997 A (FNMA LOC) (A-1+)
4,635,000	3.16	04/05/2006	4,635,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC LOC) (VMIG1)
$7,600,000	3.14%	04/06/2006	$7,600,000
Orange County Sanitation District VRDN COPS (Depfa Bank PLC SPA) (A-1+/VMIG1)
33,300,000	3.13	04/03/2006	33,300,000
Orange County Sanitation District VRDN COPS Series 2005-1032 (FGIC) (Morgan Stanley SPA) (VMIG1)(a)
1,500,000	3.18	04/06/2006	1,500,000
Orange County Water District Revenue COPS Series 2003 A (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
4,000,000	3.12	04/05/2006	4,000,000
Palo Alto Unified School District VRDN Municipal Sectors Trust Receipts Series 1997 SGA 53 (Societe Generale SPA) (A-1+)(a)
9,830,000	3.19	04/05/2006	9,830,000
Placentia-Yorba Linda University School District P-Floats-PT 1437 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,145,000	3.21	04/06/2006	5,145,000
Rancho Santiago Community College District GO VRDN P-Floats-PT-2550 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,655,000	3.21	04/06/2006	8,655,000
Roseville Unified School District GO ROCS RR III-R 2199 Series 2005 (FGIC) (Citigroup Global Markets SPA) (A-1+)(a)
7,185,000	3.20	04/06/2006	7,185,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 (FNMA LOC) (A-1+)
6,000,000	3.14	04/06/2006	6,000,000
Sacramento County Sanitation District Financing Authority VRDN RB Series 2005-1034 (MBIA) (JP Morgan Chase & Co. SPA) (A-1+)(a)
3,995,000	3.20	04/06/2006	3,995,000
Sacramento County Sanitation District Financing Authority VRDN RB Eagle Series 2004-0047 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
4,000,000	3.20	04/06/2006	4,000,000
Sacramento County Sanitation District Financing Authority VRDN RB Sublien for Sacramento Regional Series 2000 C (Bank of America N.A. LOC) (A-1+/VMIG1)
5,870,000	3.15	04/05/2006	5,870,000
Sacramento County VRDN COPS for Administration Center & Courthouse Project Series 1990 (Bayerische Landesbank LOC) (A-1+/VMIG1)
1,895,000	3.15	04/06/2006	1,895,000
San Bernardino County VRDN RB Refunding for Evergreen Apartments Series 1999 A (FNMA LOC) (A-1+)
16,600,000	3.14	04/06/2006	16,600,000
San Diego County Transportation Commission CP (JP Morgan Chase & Co. SPA) (A-1+/P-1)
3,000,000	3.13	05/08/2006	3,000,000
4,000,000	3.30	05/24/2006	4,000,000
San Diego County Water Authority CP (Bayerische Landesbank SPA) (A-1+/P-1)
2,000,000	3.10	04/06/2006	2,000,000
7,000,000	3.12	05/17/2006	7,000,000
3,000,000	3.12	05/18/2006	3,000,000
4,000,000	3.17	08/10/2006	4,000,000
San Diego Unified School District TRANS Series 2005 A (SP-1+/MIG1)
3,000,000	4.00	07/24/2006	3,010,740

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
San Francisco City & County Airports Commission VRDN RB Refunding Second Series 33I (XLCA) (Depfa Bank PLC SPA) (A-1+/VMIG1)
$2,200,000	3.12%	04/05/2006	$2,200,000
San Francisco City & County Airports Commission VRDN RB Refunding Second Series 33J (XLCA) (Depfa Bank PLC SPA) (A-1+/VMIG1)
4,000,000	3.10	04/05/2006	4,000,000
San Francisco City & County GO VRDN ROCS RR-II-R 6502 Series 2004 (MBIA) (Citibank N.A. SPA) (VMIG1)(a)
5,805,000	3.20	04/06/2006	5,805,000
San Francisco City & County P-Floats-PT 3033 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
3,270,000	3.21	04/06/2006	3,270,000
San Francisco City & County Public Utilities Commission VRDN RB ROCS RR II-R 530 (FSA) (Citibank N.A. SPA) (VMIG1)(a)
4,000,000	3.20	04/06/2006	4,000,000
San Jose Financing Authority Lease VRDN RB Putters Series 1280Z (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
3,095,000	3.20	04/06/2006	3,095,000
Santa Clara Valley Water Authority CP (Westdeutsche Landesbank SPA) (A-1+/P-1)
6,191,000	3.13	05/05/2006	6,191,000
2,629,000	3.16	06/06/2006	2,629,000
Triunfo County Sanitation District VRDN RB Series 1994 (BNP Paribas LOC) (A-1+)
3,510,000	3.28	04/05/2006	3,510,000
University of California VRDN RB Eagle Series 2005-0006 A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
2,445,000	3.20	04/06/2006	2,445,000
University of California VRDN RB Municipal Sectors Trust Receipts SGB-57 Series 2005 A (AMBAC) (Societe Generale SPA) (A-1+)(a)
12,815,000	3.20	04/06/2006	12,815,000
University of California VRDN RB P-Floats-PT 1859 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (A-1)(a)
6,570,000	3.21	04/06/2006	6,570,000
University of California VRDN RB Putters Series 2005-1139 (FGIC) (JP Morgan Chase & Co N.A. SPA) (VMIG1)(a)
3,010,000	3.20	04/06/2006	3,010,000
University of California VRDN RB ROCS RR II-R 449 (FGIC) (Citibank N.A. SPA) (VMIG1)(a)
3,750,000	3.20	04/06/2006	3,750,000
Ventura County TRANS Series 2005 (SP-1+/MIG1)
2,000,000	4.00	07/03/2006	2,005,479
Yosemite Community College District VRDN P-Floats-PT 2748 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,855,000	3.21	04/06/2006	5,855,000

Total Investments — 99.5%			$686,466,081

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a)    Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At March 31, 2006, these securities amounted to $255,110,000 or approximately 36.9% of net assets.

(b)    Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2006, these securities amounted to $25,650,000 or approximately 3.7% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
AMBAC — Insured by American Municipal Bond Assurance Corp.
COPS — Certificates of Participation
CP — Commercial Paper
FGIC — Insured by Financial Guaranty Insurance Co.
FHLMC — Insured by Federal Home Loan Mortgage Corp.
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance Co.
GO — General Obligation
LOC — Letter of Credit
MBIA — Insured by Municipal Bond Investors Assurance
MF Hsg. — Multi-Family Housing
PCRB — Pollution Control Revenue Bond
RANS — Revenue Anticipation Notes
RB — Revenue Bond
ROCS — Reset Option Certificates
SPA — Stand-by Purchase Agreement
TRANS — Tax Revenue Anticipation Notes
VRDN — Variable Rate Demand Notes
XLCA — Insured by XL Capital Assurance, Inc.

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York — 97.4%
ABN AMRO Munitops Certificates VRDN RB Non-AMT Series 2004-46 (FSA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
$3,000,000	3.20%	04/06/2006	$3,000,000
Battery Park City Authority VRDN RB P-Floats-PT 2057 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
3,330,000	3.20	04/06/2006	3,330,000
Eclipse Funding Trust VRDN RB for Metropolitan Transportation Authority Solar Eclipse Series 2006-0028 (AMBAC) (U.S. Bank N.A.) (F1+)(a)
5,000,000	3.17	04/06/2006	5,000,000
Eclipse Funding Trust VRDN RB for New York State Dormitory Authority Solar Eclipse Series 2006-0029 (AMBAC) (U.S. Bank N.A.) (F1+)(a)
3,500,000	3.17	04/06/2006	3,500,000
Eclipse Funding Trust VRDN RB for Port Authority of New York & New Jersey Solar Eclipse Series 2006-0016 (XLCA) (U.S. Bank N.A) (VMIG1)(a)
5,000,000	3.19	04/06/2006	5,000,000
Great Neck North Water Authority Water System VRDN RB Series 1993 A (FGIC) (State Street Corp. SPA) (A-1+/VMIG1)
4,820,000	3.16	04/05/2006	4,820,000
Long Island Power Authority Electric System VRDN RB Putter Series 2006-1274 (FGIC) (JP Morgan Chase & Co.) (A-1+)(a)
3,000,000	3.20	04/06/2006	3,000,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 1A (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
6,600,000	3.16	04/05/2006	6,600,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 1B-RMKT (State Street Corp. LOC) (A-1+/VMIG1)
6,700,000	3.18	04/03/2006	6,700,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 3B (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
2,600,000	3.16	04/03/2006	2,600,000
Madison County IDA Civic Facilities VRDN RB ROCS RR II R 480 Series 2005 (AMBAC) (Citibank N.A.) (VMIG1)(a)
3,000,000	3.20	04/06/2006	3,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2303 (FSA) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.20	04/06/2006	5,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002-2305 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
3,000,000	3.20	04/06/2006	3,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002-6023 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.20	04/06/2006	5,000,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2003 B25 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
2,975,000	3.20	04/05/2006	2,975,000
Metropolitan Transportation Authority VRDN RB Series 2005-1042 (AMBAC) (Morgan Stanley SPA) (F1+)(a)
2,000,000	3.19	04/06/2006	2,000,000
Metropolitan Transportation Authority VRDN RB Subseries 2005 G-2 (BNP Paribas LOC) (A-1+/VMIG1)
4,700,000	3.09	04/03/2006	4,700,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
Municipal Assistance Corp. RB Series 1997 L (Aaa/AAA)
$1,530,000	6.00%	07/01/2006	$1,542,924
Nassau County IDA Civic Facility & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 (JP Morgan Chase & Co. SPA) (A-1+)
5,125,000	3.18	04/03/2006	5,125,000
Nassau County TANS Series 2005 A (SP-1+/MIG1)
4,000,000	4.50	10/31/2006	4,028,510
New York City Civic Facility IDA VRDN RB for Ethical Culture School Project Series 2005 A (XLCA) (Dexia Credit Local SPA) (A-1+)
4,165,000	3.19	04/06/2006	4,165,000
New York City GO VRDN Merlots Series 2004 C-09 (MBIA-IBC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
6,300,000	3.20	04/05/2006	6,300,000
New York City GO VRDN ROC II-R-22 Series 2000 (FGIC) (Citigroup Global Markets SPA) (A-1+)(a)
4,000,000	3.20	04/06/2006	4,000,000
New York City GO VRDN Subseries 1994 B5 (MBIA) (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
1,700,000	3.09	04/03/2006	1,700,000
New York City GO VRDN Subseries 1994 H2 (MBIA) (Wachovia Bank N.A. SPA) (A-1/VMIG1)
1,450,000	3.18	04/03/2006	1,450,000
New York City Housing Development Corporation MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+)
19,650,000	3.15	04/05/2006	19,650,000
New York City Housing Development Corporation MF Hsg. VRDN RB for Mortgage-2 Gold Street Series 2003 A (Fleet National Bank LOC) (A-1+)
16,000,000	3.19	04/05/2006	16,000,000
New York City Municipal Water Finance Authority CP Series 5 (Westdeutsche Landesbank/Bayerische Landesbank SPA) (A-1+/P-1)
5,000,000	3.10	04/13/2006	5,000,000
New York City Municipal Water Finance Authority VRDN RB for Water and Sewer System Series 2005 (Morgan Stanley SPA) (A-1)(a)
2,000,000	3.19	04/06/2006	2,000,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB for Municipal Securities Trust Receipts SGB 27 Series 1997 (FSA) (Societe Generale SPA) (A-1+)(a)
2,500,000	3.20	04/06/2006	2,500,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PA 1289 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
2,000,000	3.20	04/06/2006	2,000,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PA 1307 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
3,000,000	3.20	04/06/2006	3,000,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PA 1327 Series 2005 (Merrill Lynch Capital Services SPA) (VMIG1)(a)
2,200,000	3.20	04/06/2006	2,200,000

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PT 2443 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
$3,895,000	3.20%	04/06/2006	$3,895,000
New York City Transitional Finance Authority Eagle Trust VRDN Class A (Citibank N.A. SPA) (A-1+)(a)
3,890,000	3.20	04/06/2006	3,890,000
New York City Transitional Finance Authority VRDB RB for Future Tax Secured Series 2001 B (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
2,000,000	3.16	04/03/2006	2,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2002 C2 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
4,300,000	3.18	04/03/2006	4,300,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 3E (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
1,600,000	3.16	04/03/2006	1,600,000
New York City Transitional Finance Authority VRDN RB Merlots Series 2003 B29 (Wachovia Bank N.A. SPA) (VMIG1)(a)
1,895,000	3.20	04/05/2006	1,895,000
New York City Transitional Finance Authority VRDN RB P-Floats-PT 3368 Series 2006 (Defa Bank PLC) (A-1+)(a)
2,055,000	3.20	04/06/2006	2,055,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JP Morgan Chase & Co. SPA) (A-1+)
9,000,000	3.16	04/06/2006	9,000,000
New York City Trust Cultural Resources VRDN RB P-Floats-PA 1302 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
5,835,000	3.20	04/06/2006	5,835,000
New York State Dormitory Authority CP for Columbia University Series 2002 C (VMIG1)
2,000,000	3.12	05/05/2006	2,000,000
New York State Dormitory Authority RB for Columbia University Series 2004 A1 (Aaa/AAA)
1,000,000	4.00	07/01/2006	1,001,985
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
10,085,000	3.18	04/03/2006	10,085,000
New York State Dormitory Authority VRDN RB for Eagle 20060021 Class A Series 2006 (MBIA) (Citibank N.A.) (A-1+)(a)
3,000,000	3.20	04/06/2006	3,000,000
New York State Dormitory Authority VRDN RB for Eagle 20060025 Class A Series 2006 (Citibank N.A.) (A-1+)(a)
3,000,000	3.20	04/06/2006	3,000,000
New York State Dormitory Authority VRDN RB for P-Floats-PA 1196 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,795,000	3.20	04/06/2006	5,795,000
New York State Dormitory Authority VRDN RB ROCS RR II R 4558 for Yeshiva University Series 2004 (AMBAC) (Citigroup Global Markets SPA) (VMIG1)(a)
2,485,000	3.20	04/06/2006	2,485,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Energy Research & Development Authority VRDN RB for Con Edison Series A-2 (Wachovia Bank N.A. LOC) (A-1+/VMIG1)
$4,800,000	3.16%	04/05/2006	$4,800,000
New York State Environmental CP Series 1997 A (Bayerische Landesbank/Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
4,000,000	3.18	06/07/2006	4,000,000
7,250,000	3.18	06/08/2006	7,250,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Merlots Series 2004 B-20 (Wachovia Bank N.A. SPA) (A-1)(a)
5,385,000	3.20	04/05/2006	5,385,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Series 2005-1121 (Morgan Stanley SPA) (F1+)(b)
1,995,500	3.45	06/08/2006	1,995,500
New York State GO VRDN for Environmental Quality Series 1998 G (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
1,900,000	2.95	08/03/2006	1,900,000
New York State Housing Finance Agency VRDN RB for 10 Liberty Street Series 2003 A (FHLMC LOC) (VMIG1)
15,350,000	3.14	04/05/2006	15,350,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Housing Authority Series 2004 A (Bank of New York LOC) (VMIG1)
14,400,000	3.18	04/05/2006	14,400,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA SPA) (VMIG1)
8,350,000	3.16	04/05/2006	8,350,000
New York State Housing Finance Agency VRDN RB for Historic Front Street Housing Series 2003 A (Bank of New York LOC) (VMIG1)
16,320,000	3.16	04/05/2006	16,320,000
New York State Housing Finance Agency VRDN RB for North End Avenue Housing Authority Series 2004 A (Landesbank Hessen-Thueringen LOC) (VMIG1)
17,700,000	3.16	04/05/2006	17,700,000
New York State Local Government Assistance Corp. VRDN RB Merlots Series 2003 A06 (MBIA-IBC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,125,000	3.20	04/05/2006	5,125,000
New York State Local Government Assistance VRDN RB P-Floats-PT 410 Series 2000 (FGIC) (Lloyds TSB Bank PLC) (A-1+)(b)
3,325,000	3.25	10/26/2006	3,325,000
New York State Power Authority CP Series 2 (Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, JP Morgan Chase & Co., Landesbank Baden-Wurttemberg, State Street Bank and Wachovia Bank LOC) (A-1/P-1)

3,000,000	3.10	04/05/2006	3,000,000
6,000,000	3.07	04/06/2006	6,000,000
3,000,000	3.10	04/06/2006	3,000,000
4,000,000	3.13	05/09/2006	4,000,000
New York State Thruway Authority Service Contract RB for Local Highway & Bridge Repair Series 2002 (AA)
1,500,000	5.00	04/03/2006	1,500,175
New York State Thruway Authority VRDN RB P-Floats-PA 1328 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
8,750,000	3.20	04/06/2006	8,750,000

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Thruway Authority VRDN RB P-Floats-PT 2663 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
$5,220,000	3.20%	04/06/2006	$5,220,000
New York State Thruway Authority VRDN RB Series 2005 CL-A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
3,000,000	3.20	04/06/2006	3,000,000
New York State Urban Development Corp. VRDN RB Series 2003 SG-164 (FGIC) (Societe Generale SPA) (A-1+)(a)
1,600,000	3.20	04/06/2006	1,600,000
Northport-East Union Free School District GO TANS Series 2005 (MIG1)
2,500,000	4.00	06/30/2006	2,507,464
Oneida County IDA VRDN RB for Civic Facility-Hamilton College Series 2002 (MBIA) (Bank of New York SPA) (VMIG1)
1,370,000	3.17	04/05/2006	1,370,000
Orange County GO VRDN Series 2005-885 (JP Morgan Chase & Co. SPA) (VMIG1)(b)
2,690,000	3.46	06/15/2006	2,690,000
Port Authority of New York & New Jersey CP Series 2005 B (Landesbank Hessen-Thueringen SPA)
3,000,000	3.10	04/06/2006	3,000,000
Port Authority of New York & New Jersey Special Obligation VRDN RB for Versatile Structure Obligation Series 1994 2 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
2,100,000	3.16	04/03/2006	2,100,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R 319 Series 2004 (Citibank N.A.) (A-1+/VMIG1)(a)
2,990,000	3.20	04/06/2006	2,990,000
Rensselaer County IDA VRDN RB for Rensselaer Polytechnic Institute Civic Facilities Project Series 1997 A (A-1/VMIG1)
3,310,000	3.17	04/06/2006	3,310,000
Suffolk County TANS Series 2005 II (SP-1+/MIG1)
3,000,000	4.50	09/07/2006	3,018,484
Three Village Central School District of Brookhaven & Smithtown GO TANS Series 2005 (MIG1)
2,000,000	3.75	06/30/2006	2,005,334
Tompkins County IDA VRDN RB for Ithaca College Project Series 2004 (XCLA) (Bank of America SPA) (VMIG1)
4,000,000	3.19	04/06/2006	4,000,000
Tompkins County IDA VRDN RB for Ithaca College Project Series 2005 B (XCLA) (HSBC Bank N.A. SPA) (VMIG1)
3,000,000	3.16	04/06/2006	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB Floaters Series 2004 922 (Morgan Stanley SPA) (F1+)(a)
6,495,000	3.19	04/06/2006	6,495,000
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,965,000	3.20	04/05/2006	5,965,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2003 B (Dexia Credit Local SPA) (A-1+/VMIG1)
3,625,000	3.17	04/05/2006	3,625,000
William Floyd Union Free School District of the Mastics-Moriches-Shirley TANS Series 2005 (SP-1+)
2,000,000	4.00	06/27/2006	2,006,030

			$401,776,406

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Puerto Rico — 2.0%
Puerto Rico Industrial Tourist Educational VRDN RB AMT for Bristol-Myers Squibb Project Series 2000 (P-1)
$8,300,000	3.21%	04/06/2006	$8,300,000

Total Investments — 99.4%			$410,076,406

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a)    Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At March 31, 2006, these securities amounted to $142,185,000 or approximately 34.5% of net assets.

(b)    Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2006, these securities amounted to $8,010,500 or approximately 1.9% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
AMBAC — Insured by American Municipal Bond Assurance Corp.
AMT — Alternative Minimum Tax
CP — Commercial Paper
FGIC — Insured by Financial Guaranty Insurance Co.
FHLMC — Insured by Federal Home Loan Mortgage Corp.
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance Co.
GO — General Obligation
IDA — Industrial Development Authority
LOC — Letter of Credit
MBIA — Insured by Municipal Bond Investors Assurance

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

MBIA-IBC — Insured by Municipal Bond Investors Assurance-Insured Bond Certificates
MF Hsg. — Multi-Family Housing
RB — Revenue Bond
RMKT — Remarketed
ROCS — Reset Option Certificates
SPA — Stand-by Purchase Agreement
TANS — Tax Anticipation Notes
VRDN — Variable Rate Demand Notes
XLCA — Insured by XL Capital Assurance, Inc.

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Statement of Investments (continued)
March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Other information regarding the Portfolios are available in the Portfolios’ most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 1. Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date May 30, 2006

* Print the name and title of each signing officer under his or her signature.